(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

GOVERNMENT INCOME
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   16    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  20    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996           PAST 6   PAST 1   PAST 5   LIFE OF
                                         MONTHS   YEAR     YEARS    FUND

Spartan Government Income                4.93%    4.80%    38.48%   94.57%

Salomon Brothers Treasury/Agency Index   5.27%    5.19%    44.92%   n/a

General U.S. Government Funds Average    4.61%    4.04%    37.88%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 20, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency Index - a market-capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of 174 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Spartan Government Income                4.80%    6.73%    8.82%

Salomon Brothers Treasury/Agency Index   5.19%    7.70%    n/a

General U.S. Government Funds Average    4.04%    6.61%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Spartan Govt. Income        SB Treasury/Agency Index
             00453                       SB022
  1988/12/31      10000.00                    10000.00
  1989/01/31      10175.40                    10134.27
  1989/02/28      10097.78                    10056.19
  1989/03/31      10104.09                    10115.66
  1989/04/30      10313.82                    10305.03
  1989/05/31      10606.35                    10567.01
  1989/06/30      10945.29                    10924.95
  1989/07/31      11196.70                    11152.26
  1989/08/31      10999.20                    10963.62
  1989/09/30      11064.30                    11013.97
  1989/10/31      11349.30                    11300.03
  1989/11/30      11477.32                    11406.57
  1989/12/31      11522.54                    11423.72
  1990/01/31      11374.73                    11266.46
  1990/02/28      11423.41                    11275.95
  1990/03/31      11432.64                    11287.26
  1990/04/30      11290.09                    11192.03
  1990/05/31      11644.08                    11492.68
  1990/06/30      11829.42                    11675.85
  1990/07/31      12017.08                    11830.92
  1990/08/31      11838.33                    11659.79
  1990/09/30      11934.42                    11782.76
  1990/10/31      12100.99                    11976.14
  1990/11/30      12373.83                    12233.01
  1990/12/31      12578.78                    12426.75
  1991/01/31      12724.51                    12558.47
  1991/02/28      12819.09                    12611.74
  1991/03/31      12879.73                    12680.70
  1991/04/30      13014.49                    12831.76
  1991/05/31      13078.93                    12876.64
  1991/06/30      13080.97                    12868.25
  1991/07/31      13251.79                    13030.61
  1991/08/31      13535.40                    13320.68
  1991/09/30      13808.89                    13608.93
  1991/10/31      13957.32                    13714.01
  1991/11/30      14056.63                    13856.68
  1991/12/31      14478.81                    14332.10
  1992/01/31      14300.45                    14110.26
  1992/02/29      14396.79                    14166.82
  1992/03/31      14350.80                    14081.44
  1992/04/30      14452.94                    14182.14
  1992/05/31      14693.76                    14428.80
  1992/06/30      14881.82                    14638.60
  1992/07/31      15120.94                    15001.64
  1992/08/31      15198.57                    15155.62
  1992/09/30      15326.07                    15365.05
  1992/10/31      15148.13                    15142.12
  1992/11/30      15271.79                    15114.39
  1992/12/31      15509.70                    15369.80
  1993/01/31      15678.96                    15714.60
  1993/02/28      15894.57                    16021.09
  1993/03/31      15936.89                    16064.14
  1993/04/30      16060.25                    16202.07
  1993/05/31      16126.36                    16177.62
  1993/06/30      16393.88                    16540.66
  1993/07/31      16488.97                    16642.46
  1993/08/31      16710.04                    17012.44
  1993/09/30      16688.57                    17087.61
  1993/10/31      16720.09                    17132.85
  1993/11/30      16522.81                    16944.58
  1993/12/31      16648.09                    17020.10
  1994/01/31      16896.96                    17253.99
  1994/02/28      16548.56                    16894.95
  1994/03/31      16104.37                    16501.62
  1994/04/30      15876.77                    16374.65
  1994/05/31      15892.09                    16358.96
  1994/06/30      15850.93                    16325.39
  1994/07/31      16166.65                    16610.36
  1994/08/31      16192.46                    16614.73
  1994/09/30      15955.78                    16381.95
  1994/10/31      15947.83                    16365.53
  1994/11/30      15923.85                    16329.40
  1994/12/31      16051.03                    16441.78
  1995/01/31      16365.74                    16763.97
  1995/02/28      16727.41                    17115.34
  1995/03/31      16810.12                    17217.13
  1995/04/30      17039.33                    17438.98
  1995/05/31      17682.39                    18154.12
  1995/06/30      17826.75                    18291.68
  1995/07/31      17766.76                    18228.19
  1995/08/31      17969.09                    18436.53
  1995/09/30      18151.91                    18602.91
  1995/10/31      18441.89                    18892.98
  1995/11/30      18694.17                    19198.74
  1995/12/31      18967.41                    19464.74
  1996/01/31      19066.72                    19588.06
  1996/02/29      18698.76                    19197.29
  1996/03/31      18551.13                    19028.35
  1996/04/30      18420.29                    18879.12
  1996/05/31      18400.33                    18874.74
  1996/06/30      18612.90                    19112.64
  1996/07/31      18662.12                    19155.33
  1996/08/31      18615.75                    19115.55
  1996/09/30      18922.61                    19433.36
  1996/10/31      19328.85                    19874.12
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Government Income Fund on December 31, 1988, shortly after the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $19,329 - a 93.29% increase on the initial investment. This assumes the fund was still owned on October 31, 1996, and therefore does not include the effect of the $5 account closeout fee on an average sized account. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,874 - a 98.74% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS       YEARS ENDED APRIL 30,
      ENDED OCTOBER
      31,

      1996   1996   1995   1994   1993   1992

Dividend return         3.45%   6.69%   7.82%    5.09%    6.81%    8.22%

Capital appreciation    1.48%   1.41%   -0.51%   -6.24%    4.30%    2.82%

 return

Total return            4.93%   8.10%   7.31%    -1.15%   11.11%   11.04%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               5.64(cents)   33.73(cents)   67.05(cents)

Annualized dividend rate          6.54%         6.65%          6.55%

30-day annualized yield           6.10%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.16 over the past month, $10.06 over the past six months, and $10.24 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 6.06%.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Ives, Portfolio Manager of Spartan Government
Income Fund
Q. BOB, HOW DID THE FUND PERFORM?
A. For the six-month period that ended October 31, 1996, the fund provided a return of 4.93%. To get a sense of how the fund stacked up against its peers, the general U.S. government funds average had a six-month return of 4.61%, according to Lipper Analytical Services. The Salomon Brothers Treasury/Agency Index returned 5.27% for the same period. For the 12 months that ended October 31, 1996, the fund had a return of 4.80%, while the Lipper group returned 4.04% and the Salomon Brothers index had a return of 5.19%.
Q. SIX MONTHS AGO, YOU MENTIONED THE FEAR OF INFLATION CROPPING UP. HOW DID THE BOND MARKET PLAY OUT OVER THE COURSE OF THE PERIOD?
A. Until October, the most significant development during the last six months had been the consistent strength of the U.S. economy. In conjunction with this growth, we also witnessed low unemployment and some concerns over inflation. As the period came to a close, the economy had begun to cool off, resulting in significant interest rate drops throughout October. While unemployment was still low, investors became somewhat less concerned that the Federal Reserve Board would increase rates.
Q. THE MARKET SEEMED TO PAY PARTICULARLY CLOSE ATTENTION TO FEDERAL RESERVE BOARD DECISIONS DURING THE PERIOD . . .
A. It really did. The Fed's reluctance to raise short-term rates had varying effects. The bond market rallied in August and September because rates were not hiked. Given the unemployment scenario, I would have thought the market would have reacted less enthusiastically. As I mentioned, rates tumbled in the last month as the slowing economy took some pressure off the Fed. In fact, I think the market consensus is now leaning toward a lowering of rates. In an uncertain economic atmosphere like we've just seen, it's natural for bond investors to monitor the Fed's movements so closely.
Q. LET'S TALK ABOUT THE PORTFOLIO. CAN YOU LINK THE FUND'S PERFORMANCE TO THE ENVIRONMENT WE'VE SEEN?
A. The economic slowdown eventually resulted in lower bond yields and capital appreciation during the period. I'd like to point out, however, that my strategy is not dictated by short-term market volatility.
Instead, I try to replicate the interest rate sensitivity of the marketplace in which the fund invests. Some of the fund's competitors may still be trying to guess the direction of interest rates, but I think they're waging a losing battle.
Q. IN STRUCTURING THE FUND, WHICH AREAS DID YOU LOOK TO IN ORDER TO ENHANCE PERFORMANCE?
A. Relative to the fund's index, I typically want to be overweighted in agency issues. At the end of the period, the fund had a non-mortgage agency position of approximately 29%. The important factor with agencies is monitoring the spreads - that is, the difference in yield - between agencies and Treasuries. While agencies present slightly more risk than Treasuries, they can be worthwhile investments depending upon spread levels. With respect to maturity, I generally sought to add short- and intermediate-term agencies.
Q. WHICH SECTORS CONTRIBUTED TO THE FUND'S RETURN?
A. Both mortgage-backed and agency securities helped the fund during the period. Both sectors added mainly to the income return of the fund, while also adding capital appreciation as yield spreads to Treasury bonds declined. Most of the fund's mortgage holdings are stable, shorter-term securities which pose minimal risks but can offer higher yields than Treasuries. While mortgage-backed securities turned in a solid performance for much of the period, the rate declines in October resulted in increased prepayment activity.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. On a fund level, I'll continue to look for opportunities within all sectors of the government bond market. From an economic standpoint, the key issue going forward is how economic growth develops in the fourth quarter. Christmas sales will have a lot of say in this. If growth is weak, the Fed may consider lowering interest rates, and we could see a bond rally. If growth is moderate or strong, the Fed may elect to stand pat or increase rates. The other important factor is inflation. Any increase in inflation would be a negative for the bond market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
by investing mainly in
securities of any maturity
issued or guaranteed by the
U.S. government and its
agencies
FUND NUMBER: 453
TRADING SYMBOL: SPGVX
START DATE: December 20,
1988
SIZE: as of October 31, 1996,
more than $287 million
MANAGER: Robert Ives, since
1993; manager, Fidelity
Advisor Government
Investment Fund, Fidelity
Advisor Annuity Government
Investment Fund, Fidelity
Advisor World Government
Investment Fund, and
Fidelity Government
Securities Fund, since 1995;
joined Fidelity in 1991
(checkmark)
BOB IVES ON THE RELATIONSHIP
BETWEEN ECONOMIC INDICATORS
AND THE BOND MARKET:
UNEMPLOYMENT: "Along with a
bustling economy, you usually
see low levels of
unemployment. When
unemployment is low, it
means that there aren't enough
workers for all the jobs that
exist. Employers then need to
increase wages to attract
good help. This upward wage
movement contributes to
inflation and is frowned upon
by the bond market."
INFLATION: "Inflation erodes the
return realized by a
bondholder. If you buy a
five-year Treasury note at 6%
and the inflation level is at 3%,
you're earning 3% over
inflation. If inflation inches up
to 4%, then you're only
earning 2%. Any increase in
inflation is a chief concern. If
inflation gets above the 3%
level, that could pose real
problems for the market."
WAGES: "Overly rapid wage
growth can be an accomplice
to inflation. In fact, wages
make up two-thirds of the
weight of the Consumer Price
Index - a common inflation
barometer. If wages rise 1%,
that means the overall
inflation level goes up about
0.67%. If companies are
paying people more, they'll
have to increase the prices of
their products in order to stay
in the black."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF OCTOBER 31, 1996
                    % OF FUND'S   % OF FUND'S
                    INVESTMENTS   INVESTMENTS
                                  6 MONTHS AGO

 Under 5%            0.4           2.3

 5 -  5.99%          5.2           6.0

 6 -  6.99%          26.9          13.6

 7 -  7.99%          12.7          14.4

 8 -  8.99%          26.1          28.7

 9 -  9.99%          19.7          22.6

10 - 10.99%          1.1           1.7

11 - 11.99%          0.6           2.2

12 - 12.99%          5.9           6.2

13% and over         0.3           0.4

Zero Coupon Bonds    0.2           0.2

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING CASH EQUIVALENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    8.8    9.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    4.8    4.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996
Mortgage-backed
securities 19.8%
U.S. government and
government agency
obligations 79.4%
Short-term
investments 0.8%
Mortgage-backed
securities 27.8%
U.S. government and
government agency
obligations 70.5%
Short-term
investments 1.7%
Row: 1, Col: 1, Value: 1.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 78.40000000000001
Row: 1, Col: 4, Value: 19.7
Row: 1, Col: 1, Value: 2.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 70.5
Row: 1, Col: 4, Value: 27.8
INVESTMENTS OCTOBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 79.4%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 50.5%
8 1/2%, 5/15/97 $ 4,095,000 $ 4,160,889
8 3/4%, 10/15/97  10,250,000  10,554,320
7 3/8%, 11/15/97  9,200,000  9,363,852
6 1/8%, 3/31/98  19,270,000  19,393,521
9 1/4%, 8/15/98  1,025,000  1,085,383
7 3/4%, 12/31/99  8,400,000  8,829,156
8 1/2%, 2/15/00  10,300,000  11,070,852
6 7/8%, 3/31/00  3,000,000  3,082,020
12 3/4%, 11/15/10 (callable)  2,340,000  3,338,876
12%, 8/15/13 (callable)  8,000,000  11,517,520
9%, 11/15/18  22,090,000  27,791,871
8 7/8%, 2/15/19  26,500,000  32,967,590
  143,155,850
U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.9%
Farm Credit System Financial Assistance Corporation,
Series A, 9 3/8%, 7/21/03  3,881,000  4,497,730
Federal Agricultural Mortgage Corporation
7.01%, 2/10/05  700,000  716,296
Federal Farm Credit Bank:
 6.56%, 8/5/02  455,000  459,764
 6.20%, 9/23/02  650,000  645,632
 6.40%, 10/3/02  200,000  200,594
Federal Home Loan Bank:
 8.85%, 6/21/00  630,000  685,125
 9 1/8%, 8/22/00  930,000  1,022,712
 6.37%, 6/30/03  310,000  309,129
 7.36%, 7/1/04  870,000  912,273
 7.38%, 8/5/04  1,360,000  1,428,422
 7.46%, 9/9/04  770,000  812,350
 8.09%, 12/28/04  260,000  284,456
 7.59%, 3/10/05  260,000  276,617
 7.315%, 4/21/05  215,000  225,010
Federal Home Loan Mortgage Corporation
8%, 1/26/05  290,000  315,285
Federal National Mortgage Association
0%, 11/30/99  606,000  500,635
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01 $ 1,812,000 $ 1,942,283
  Class 2-E, 9.40%, 5/15/02  1,000,000  1,075,850
  Class T-2, 9 5/8%, 5/15/02  2,831,000  3,037,521
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  214,756  206,199
  Series 1993-D, 5.23%, 5/15/05  379,787  364,240
  Series 1994-A, 7.12%, 4/15/06  2,009,669  2,069,017
  Series 1994-C, 6.61%, 9/15/99  107,496  108,536
  Series 1994-F, 8.187%, 12/15/04  1,528,048  1,615,469
Guaranteed Trade Trust Certificates  (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1992-A, 7.02%, 9/1/04  712,000  731,897
  Series 1994-A, 7.39%, 6/26/06  640,833  664,659
  Series 1994-B, 7 1/2%, 1/26/06  285,819  298,530
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1994-1, 6.88%, 1/26/03  412,941  419,437
Knoxville, Tennessee U.S. Government Guaranteed Notes,
Series 1990-A, 9.20%, 8/1/02  1,000,000  1,131,010
Overseas Private Investment Corp. (U.S. Government
guaranteed participation certificate) Series 1994-1995,
6.08%, 8/15/04  800,000  788,560
Private Export Funding Corp. secured:
 6.24%, 5/15/02  280,000  278,298
 6.90%, 1/31/03  90,000  92,132
 5.65%, 3/15/03  1,042,786  1,025,976
 6.86%, 4/30/04  1,014,000  1,033,053
Resolution Funding Corp. 8 7/8%, 7/15/20  1,000,000  1,220,780
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
  4 7/8%, 9/15/98  1,060,000  1,041,143
  6 1/8%, 8/15/99  13,000,000  13,039,650
  7 1/8%, 8/15/99  770,000  790,300
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. Government
through Agency for International Development): - continued
  6.05%, 8/15/00 $ 3,900,000 $ 3,884,010
  8%, 11/15/01  6,190,000  6,643,232
  6 1/4%, 8/15/02  1,797,000  1,786,937
  6 1/8%, 3/15/03  1,230,000  1,209,853
  6 5/8%, 8/15/03  2,010,000  2,038,984
  7 5/8%, 8/15/04  400,000  422,767
  5.89%, 8/15/05  7,295,000  6,945,890
  8 1/2%, 4/1/06  1,590,000  1,747,315
Student Loan Marketing Association 8.14%, 10/15/03  650,000  709,716
U.S. Housing & Urban Development 6.98%, 8/1/05  2,335,000  2,384,432
U.S. Trade Trust 6 3/4%, 8/15/08  7,900,000  7,990,929
  82,030,635
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $220,359,983)   225,186,485
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 10.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.2%
6 1/2%, 5/1/08  935,430  927,535
7 1/2%, 6/1/07  608,078  624,940
9%, 8/1/08 to 4/1/20  1,850,234  1,962,356
9 1/2%, 6/1/09 to 8/1/24  10,625,315  11,465,211
10%, 7/1/09 to 8/1/21  2,932,398  3,190,567
10 1/2%, 10/1/15 to 1/1/16  68,330  75,556
12%, 9/1/03 to 12/1/15  173,405  196,408
12 1/4%, 3/1/11 to 7/1/14  494,084  561,298
12 1/2%, 2/1/14 to 6/1/19  896,477  1,044,000
13%, 12/1/97 to 6/1/15  324,937  383,629
13 1/2%, 10/1/11  1,142  1,365
  20,432,865
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.5%
6.345%, 3/1/99  1,770,589  1,768,929
6 1/2%, 2/1/10 to 1/1/24  935,903  930,345
7%, 11/1/06  431,145  438,013
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - CONTINUED
8 1/4%, 12/1/01 $ 1,968,875 $ 2,089,469
11%, 8/1/10  765,983  856,339
11 1/4%, 5/1/14  308,857  346,185
12 1/2%, 3/1/16  111,201  129,931
13%, 9/1/13  72,849  86,439
13 1/2%, 5/1/11 to 1/1/15  237,741  284,308
  6,929,958
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.4%
9 1/2%, 6/15/09 to 11/15/09  838,904  910,401
10%, 1/15/16  3,987  4,379
11%, 4/15/13 to 6/15/13  41,338  46,542
11 1/2%, 4/15/10 to 4/15/11  73,866  84,337
13 1/2%, 7/15/11  73,811  89,256
  1,134,915
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $27,668,585)   28,497,738
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.7%
PRIVATE SPONSOR - 0.1%
DLJ Acceptance Trust planned amortization class,
Series 1989 Class 1-F, 11%, 8/1/19  277,092  303,762
U.S. GOVERNMENT AGENCY - 9.6%
Federal Home Loan Mortgage Corporation:
planned amortization class:
  Series 1417 Class C, 5 3/8%, 6/15/01  134,426  133,985
  Series 1511 Class D, 6%, 10/15/04  3,970,000  3,957,624
  Series 1515 Class D, 6%, 9/15/05  4,000,000  3,965,625
  Series 1727 Class D, 6 1/2%, 8/15/14  2,790,000  2,805,694
 sequential pay Series 1353 Class A, 5 1/2%, 11/15/04  121,908  120,802
Federal National Mortgage Association:
planned amortization class:
  Series 1993-28 Class PD, 5 1/4%, 10/25/01  341,259  339,766
  Series 1993-134 Class GA, 6 1/2%, 2/25/07  2,870,000  2,861,031
  Series 1994-M3 Class A, 7.71%, 4/1/06  3,287,600  3,363,625
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY - CONTINUED
Federal National Mortgage Association:
planned amortization class: - continued
  Series 1994-51 Class PD, 5 3/4%, 2/25/15 $ 5,660,000 $ 5,596,325
 sequential pay Series 1996-M5 Class A1, 7.141%, 6/25/08  3,837,696
3,918,648
  27,063,125
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $26,721,227)   27,366,887
CASH EQUIVALENTS - 0.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 2,415,372  2,415,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $277,164,795)   $ 283,466,110
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $277,196,883. Net unrealized appreciation aggregated $6,269,227, of which $7,331,985 related to appreciated investment securities and $1,062,758 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $14,627,000 of which $13,235,000 and $1,392,000 will expire on April 30, 2003 and 2004, respectively.
On May 31, 1996, the fund acquired substantially all of the assets of Spartan Long-Term Government Bond Fund. At the time of the merger, Spartan Long-Term Government Bond Fund had a capital loss carryforward of approximately $1,059,000 (subject to certain limitations) available to offset future gains of the fund to the extent provided by regulations (see
Note 6 of Notes to Financial Statements).
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                 $ 283,466,110
agreements of $2,415,000) (cost $277,164,795) -
See accompanying schedule

Cash                                                                      37,140

Receivable for investments sold                                           210,067

Interest receivable                                                       4,513,650

 TOTAL ASSETS                                                             288,226,967

LIABILITIES

Payable for fund shares redeemed                             $ 634,897

Distributions payable                                         227,120

Accrued management fee                                        148,095

 TOTAL LIABILITIES                                                        1,010,112

NET ASSETS                                                               $ 287,216,855

Net Assets consist of:

Paid in capital                                                          $ 297,695,744

Distributions in excess of net investment income                          (936,334)

Accumulated undistributed net realized gain (loss)                        (15,843,870)
on investments

Net unrealized appreciation (depreciation) on investments                 6,301,315

NET ASSETS, for 28,056,250 shares outstanding                            $ 287,216,855

NET ASSET VALUE, offering price and redemption price per                  $10.24
share ($287,216,855 (divided by) 28,056,250 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                      $ 10,307,236
Interest

EXPENSES

Management fee                                             $ 904,978

Non-interested trustees' compensation                       598

 Total expenses before reductions                           905,576

 Expense reductions                                         (56,010)    849,566

NET INVESTMENT INCOME                                                   9,457,670

REALIZED AND UNREALIZED GAIN (LOSS)                                     (945,404)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                 5,232,665
investment securities

NET GAIN (LOSS)                                                         4,287,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 13,744,931
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS         YEAR ENDED
                                                            ENDED              APRIL 30,
                                                            OCTOBER 31, 1996   1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 9,457,670        $ 15,966,855
Net investment income

 Net realized gain (loss)                                    (945,404)          3,833,392

 Change in net unrealized appreciation (depreciation)        5,232,665          (590,018)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             13,744,931         19,210,229
FROM OPERATIONS

Distributions to shareholders from net investment income     (9,319,023)        (15,643,020)

Share transactions                                           38,332,562         50,371,073
Net proceeds from sales of shares

 Net asset value of shares issued in exchange for the        65,555,014         -
net
 assets of Spartan Long-Term Government Bond
Fund

 Reinvestment of distributions                               7,914,530          13,094,710

 Cost of shares redeemed                                     (62,607,932)       (73,335,315)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             49,194,174         (9,869,532)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    53,620,082         (6,302,323)

NET ASSETS

 Beginning of period                                         233,596,773        239,899,096

 End of period (including distributions in excess of net    $ 287,216,855      $ 233,596,773
investment income of $936,334 and $1,074,981,
respectively)

OTHER INFORMATION
Shares

 Sold                                                        3,801,729          4,847,455

 Issued in exchange for the shares of Spartan                6,542,417          -
Long-Term
 Government Bond Fund

 Issued in reinvestment of distributions                     785,606            1,265,525

 Redeemed                                                    (6,225,308)        (7,081,871)

 Net increase (decrease)                                     4,904,444          (968,891)


FINANCIAL HIGHLIGHTS
      SIX MONTHS         YEARS ENDED APRIL 30,
      ENDED
      OCTOBER 31, 1996

      (UNAUDITED   1996   1995   1994 E   1993   1992
      )


SELECTED PER-SHARE DATA

Net asset value,               $ 10.090   $ 9.950    $ 10.000   $ 10.930   $ 10.900   $ 10.640
beginning of period

Income from                     .350       .672       .640       .624       .784       .846
Investment
Operations
Net investment
income

 Net realized and               .137       .132       .055       (.720)     .370       .294
 unrealized
 gain (loss)

 Total from                     .487       .804       .695       (.096)     1.154      1.140
investment
 operations

Less Distributions

 From net investment            (.337)     (.664)     (.700)     (.574)     (.704)     (.840)
 income

 In excess of net               -          -          (.045)     -          -          -
 investment income

 From net realized              -          -          -          (.100)     (.420)     (.040)
gain

 In excess of net               -          -          -          (.160)     -          -
 realized gain

 Total distributions            (.337)     (.664)     (.745)     (.834)     (1.124)    (.880)

Net asset value,               $ 10.240   $ 10.090   $ 9.950    $ 10.000   $ 10.930   $ 10.900
end of period

TOTAL RETURN B, C               4.93%      8.10%      7.32%      (1.14)     11.12%     11.05%
                                                                %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 287      $ 234      $ 240      $ 287      $ 458      $ 483
period (in millions)

Ratio of expenses to            .61% A,    .65%       .65%       .65%       .65%       .65%
average net assets              G

Ratio of expenses to            .61% A     .62%       .65%       .65%       .65%       .65%
average net assets                        F
after expense
reductions

Ratio of net                    6.74% A    6.55%      7.34%      6.79%      7.11%      7.77%
investment income
to average net
assets

Portfolio turnover rate         142% A,    114%       303%       354%       170%       59%
                                D


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
E EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $196,684,876 and $208,937,949, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $3,650 for the period.
5. EXPENSE REDUCTIONS.
Effective June 1, 1996, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .60% of the fund's average net assets. For the period, the reimbursement reduced expenses by $55,375.
5. EXPENSE REDUCTIONS - CONTINUED
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $635 under these arrangements.
6. MERGER INFORMATION.
On May 31, 1996, the fund acquired the net assets of Spartan Long-Term Government Bond Fund. The acquisition, which was approved by the shareholders of Spartan Long-Term Government Bond Fund on May 7, 1996, was accomplished by a non-taxable exchange of 6,542,416.558 shares of the fund for the 5,911,859.511 shares then outstanding (each valued at $11.09) of Spartan Long-Term Government Bond Fund. Spartan Long-Term Government Bond Fund's net assets, including $290,427 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $291,948,662.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(Registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
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(2_FIDELITY_LOGOS)FIDELITY

SHORT-TERM BOND
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   22    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  26    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1996              PAST 6   PAST 1   PAST 5   PAST 10
                                            MONTHS   YEAR     YEARS    YEARS

Short-Term Bond                             3.53%    5.49%    31.91%   89.78%

Lehman Brothers 1-3 Year                    3.82%    6.04%    33.99%   101.78%
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average   3.52%    5.44%    32.15%   92.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index, which is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. Issues included in the Index have maturities of one to three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of 100 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Short-Term Bond                             5.49%    5.69%    6.62%

Lehman Brothers 1-3 Year                    6.04%    6.03%    7.27%
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average   5.44%    5.72%    6.74%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961031 19961112 093233 S00000000000001
             Short-Term Bond             LB 1-3 Year Govt/Corp
             00450                       LB013
  1986/10/31      10000.00                    10000.00
  1986/11/30      10068.74                    10061.12
  1986/12/31      10100.17                    10085.77
  1987/01/31      10144.48                    10157.69
  1987/02/28      10203.48                    10203.28
  1987/03/31      10205.27                    10225.56
  1987/04/30      10078.93                    10154.31
  1987/05/31      10090.68                    10170.18
  1987/06/30      10204.64                    10282.29
  1987/07/31      10225.18                    10339.02
  1987/08/31      10258.18                    10354.21
  1987/09/30      10194.27                    10318.76
  1987/10/31      10346.54                    10523.05
  1987/11/30      10411.66                    10593.28
  1987/12/31      10501.23                    10666.89
  1988/01/31      10656.62                    10827.62
  1988/02/29      10768.25                    10922.17
  1988/03/31      10768.02                    10946.48
  1988/04/30      10775.54                    10961.00
  1988/05/31      10750.58                    10956.61
  1988/06/30      10861.78                    11066.35
  1988/07/31      10870.84                    11074.12
  1988/08/31      10889.97                    11102.14
  1988/09/30      10991.28                    11230.80
  1988/10/31      11104.47                    11343.91
  1988/11/30      11066.51                    11316.90
  1988/12/31      11100.68                    11342.90
  1989/01/31      11196.39                    11434.07
  1989/02/28      11216.78                    11436.77
  1989/03/31      11250.97                    11483.03
  1989/04/30      11394.28                    11669.42
  1989/05/31      11567.53                    11835.22
  1989/06/30      11761.81                    12053.69
  1989/07/31      11909.27                    12233.33
  1989/08/31      11879.47                    12164.11
  1989/09/30      11928.65                    12235.69
  1989/10/31      12125.72                    12426.47
  1989/11/30      12208.56                    12537.57
  1989/12/31      12267.97                    12587.20
  1990/01/31      12244.27                    12600.37
  1990/02/28      12299.82                    12667.23
  1990/03/31      12345.52                    12707.41
  1990/04/30      12371.72                    12739.15
  1990/05/31      12578.64                    12936.01
  1990/06/30      12669.15                    13072.77
  1990/07/31      12816.07                    13231.13
  1990/08/31      12796.62                    13278.07
  1990/09/30      12818.72                    13377.68
  1990/10/31      12786.88                    13515.79
  1990/11/30      12853.69                    13647.81
  1990/12/31      12977.48                    13807.53
  1991/01/31      12959.53                    13932.47
  1991/02/28      13108.59                    14033.09
  1991/03/31      13364.06                    14135.07
  1991/04/30      13546.34                    14273.51
  1991/05/31      13684.50                    14362.65
  1991/06/30      13734.69                    14416.01
  1991/07/31      13844.07                    14542.63
  1991/08/31      14076.57                    14739.83
  1991/09/30      14222.14                    14898.53
  1991/10/31      14386.92                    15058.92
  1991/11/30      14535.79                    15211.21
  1991/12/31      14797.60                    15441.16
  1992/01/31      14858.33                    15425.29
  1992/02/29      14987.24                    15474.25
  1992/03/31      15090.04                    15470.88
  1992/04/30      15172.10                    15612.36
  1992/05/31      15318.20                    15758.57
  1992/06/30      15461.12                    15919.64
  1992/07/31      15644.29                    16106.37
  1992/08/31      15781.19                    16236.37
  1992/09/30      15911.59                    16390.01
  1992/10/31      15799.01                    16291.41
  1992/11/30      15784.06                    16268.45
  1992/12/31      15890.77                    16422.08
  1993/01/31      16152.74                    16597.33
  1993/02/28      16333.01                    16732.74
  1993/03/31      16434.16                    16787.10
  1993/04/30      16514.89                    16892.45
  1993/05/31      16543.24                    16853.96
  1993/06/30      16723.24                    16981.60
  1993/07/31      16820.03                    17020.43
  1993/08/31      17004.91                    17162.92
  1993/09/30      17067.86                    17218.30
  1993/10/31      17176.87                    17258.48
  1993/11/30      17211.43                    17263.55
  1993/12/31      17341.59                    17333.45
  1994/01/31      17454.57                    17443.86
  1994/02/28      17302.75                    17338.17
  1994/03/31      16973.13                    17249.03
  1994/04/30      16842.90                    17183.52
  1994/05/31      16936.05                    17206.82
  1994/06/30      16780.04                    17252.07
  1994/07/31      16906.33                    17409.08
  1994/08/31      16975.69                    17467.84
  1994/09/30      17003.26                    17429.01
  1994/10/31      16994.74                    17468.85
  1994/11/30      17020.93                    17395.58
  1994/12/31      16631.77                    17428.67
  1995/01/31      16758.75                    17668.07
  1995/02/28      16935.45                    17912.54
  1995/03/31      17043.22                    18014.18
  1995/04/30      17207.80                    18177.28
  1995/05/31      17514.46                    18491.98
  1995/06/30      17619.71                    18592.61
  1995/07/31      17669.03                    18666.89
  1995/08/31      17781.01                    18780.01
  1995/09/30      17872.61                    18872.87
  1995/10/31      17990.00                    19029.55
  1995/11/30      18145.46                    19193.31
  1995/12/31      18265.02                    19338.85
  1996/01/31      18405.08                    19504.31
  1996/02/29      18353.57                    19430.02
  1996/03/31      18311.94                    19415.84
  1996/04/30      18329.87                    19435.42
  1996/05/31      18368.22                    19480.33
  1996/06/30      18487.36                    19622.83
  1996/07/31      18566.06                    19699.14
  1996/08/31      18624.26                    19771.74
  1996/09/30      18787.65                    19952.73
  1996/10/31      18977.53                    20177.95
IMATRL PRASUN   SHR__CHT 19961031 19961112 093236 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically, that $10,000 was invested in Fidelity Short-Term Bond Fund on October 31, 1986. As the chart shows, by October 31, 1996, the value of the investment would have grown to $18,978 - an 89.78% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $20,178 - a 101.78% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS       YEARS ENDED APRIL 30,
      ENDED OCTOBER
      31,

                        1996    1996      1995      1994     1993    1992

Dividend return         3.30%   6.52% A   6.13% A   6.51%    8.00%   9.28%

Capital appreciation    0.23%   0.00%     -3.96%    -4.52%   0.85%    2.72%
 return

Total return            3.53%   6.52%     2.17%     1.99%    8.85%   12.00%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share A             4.79(cents)   28.28(cents)   56.94(cents)

Annualized dividend rate          6.47%         6.45%          6.49%

30-day annualized yield           5.66%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.72 over the past month, $8.70 over the past six months, and $8.77 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE FUND'S INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID DURING 1996 OF APPROXIMATELY 5.5(CENTS) PER SHARE ARE EXPECTED TO BE A NON-TAXABLE RETURN OF CAPITAL. DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 11.8(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT NON-TAXABLE AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND ON YOUR SHARE ACTIVITY AND WILL BE REPORTED TO YOU IN JANUARY 1997.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Charles Morrison, Portfolio Manager of Fidelity Short-Term Bond Fund
Q. HOW DID THE FUND PERFORM, CHARLIE?
A. For the six-month period that ended on October 31, 1996, the fund provided a return of 3.53%. To get a sense of how the fund did compared to the marketplace in which it invests, the Lehman Brothers 1-3 Year Government/Corporate Bond Index had a return of 3.82% over the same period. The short investment grade debt funds average, as tracked by Lipper Analytical Services, returned 3.52%. For a 12-month perspective, the fund, its Lehman Brothers benchmark and its Lipper peer group had returns of 5.49%, 6.04% and 5.44%, respectively, as of October 31.
Q. CAN YOU SINGLE OUT ANY FACTOR THAT FIGURED INTO THOSE RETURN
COMPARISONS?
A. Throughout the period, I focused on keeping the duration of the portfolio - a measure of the fund's sensitivity to interest rate movements
- more in line with that of the short-term bond market, as reflected by the fund's index. While this strategy kept the fund from getting whipsawed, the uncertain rate environment resulted in lower yields throughout the market. Rather than betting on the direction of interest rates, I chose to concentrate on individual issuers and security selection. This approach is further reflected in the overall sector composition between the fund and its benchmark. This strategy should benefit the fund relative to its competition over the long term.
Q. WHAT WAS BEHIND THE MARKET'S BEHAVIOR OVER THE LAST SIX MONTHS?
A. At the beginning of the period, the stronger-than-expected February employment report was still fresh in the minds of many market participants. The report had sent out warning signals that the U.S. economy was better off than most had originally thought. As the period progressed, the markets were hit with economic statistics that seemed to flip-flop from one report reflecting strength in the economy to another suggesting weakness. This caused some interesting shifts in investor sentiment, and led to interest rates trading in a volatile range over the period.
Q. WHAT TYPES OF STRATEGIES DID YOU USE IN NAVIGATING THE FUND THROUGH THESE CONDITIONS?
A. I spent much of my time looking for value within the various "spread products." Corporate, asset-backed and mortgage-backed bonds offered advantageous spreads - or differences in yield - relative to their Treasury counterparts. I continued to boost my overall exposure to these sectors with the intention of increasing both yield and total return expectations. Corporates and asset-backeds benefited in large part due to solid fundamentals (factors relating to the fiscal health of the issuers) and technicals (the supply of, and demand for, corporate issues). Many subsectors of the mortgage market also benefited from improving conditions. Collateralized mortgage obligations and commercial mortgage-backed securities - which include mortgages on office buildings and multi-family housing developments - performed very well in light of the growing market demand for these types of investments. I maintained a large position in these yield-enhancing alternatives.
Q. WERE THERE ANY INDIVIDUAL HOLDINGS THAT PLAYED SIGNIFICANT ROLES IN THE FUND'S PERFORMANCE?
A. The fund benefited from its position in RJR Nabisco, Inc., as volatile spreads created attractive trading opportunities. Tightening yield spreads in Time Warner, and 360 Degrees Communications, a wireless communications company, added to returns. In addition, a number of super premium, high coupon mortgage-backed securities provided stable, yet higher-yielding alternatives to short-duration Treasury securities.
Q. WHAT DO YOU FORESEE HAPPENING - EITHER WITH THE FUND ITSELF OR THE OVERALL MARKET - IN THE NEXT SIX MONTHS?
A. It's going to be a challenge to keep finding ways to improve performance. The sectors we've touched upon - corporates, asset-backeds and mortgages - are all in good shape. Valuation, I think, is fairly reflected in most of the markets I target for the fund. Going forward, I'll try to position the fund to take advantage of opportunities as they come up, and to use our internal research capabilities to try to avoid any deteriorating situations.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
with preservation of capital
FUND NUMBER: 450
TRADING SYMBOL: FSHBX
START DATE: September 15,
1986
SIZE: as of October 31, 1996,
more than $1 billion
MANAGER: Charles Morrison,
since 1995; manager, Fidelity
Advisor Short Fixed-Income
Fund and Spartan
Short-Term Bond Fund, since
1995; joined Fidelity in 1987
(checkmark)
CHARLIE MORRISON DISCUSSES
HIS INVESTING STYLE:
"There are a number of
considerations I weigh when
determining whether an issue
will benefit the fund. One is
valuation. How is the security
trading in the market relative
to other similar securities? I
also pay close attention to
an issuer's fundamentals.
Fundamentals for corporate
issues, for example, refer to
everything from the
management team that runs
the company, right on down to
the company's balance sheet
and cash flows. I spend a
good deal of time meeting
with different companies and
kicking their tires to see what
they're made of. If I'm
uncomfortable after meeting
the management team,
there's a strong chance I
won't invest in that company. I
also pay close attention to an
issuer's technicals, or the
supply and demand of an
issuer's paper on the open
market. How much issuance
is out there and is there enough
demand to absorb it? By
looking at both the
fundamentals and technicals
of an issuer, I can make
informed judgments about the
merits of an issuer and its
paper."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1996
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS    6 MONTHS AGO

 Aaa                 57.3           61.1

 Aa                  2.4            0.7

 A                   16.1           14.2

 Baa                 16.9           18.3

 Ba                  3.6            2.2

 Not rated           1.9            2.6

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    2.2    2.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    1.7    1.7

DURATION SHOWS HOW MUCH A BOND'S PRICE FLUCTUATES WITH CHANGES IN
COMPARABLE INTEREST RATES. IF RATES RISE 1% FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
27.3.3
Corporate bonds 50.4%
U.S. government
and agency
obligations 36.5%
Mortgage-backed
securities 10.4%
Short-term
investments 1.8%
Other
investments 0.9%
Row: 1, Col: 1, Value: 1.0
Row: 1, Col: 2, Value: 1.8
Row: 1, Col: 3, Value: 10.0
Row: 1, Col: 4, Value: 37.0
Row: 1, Col: 5, Value: 49.0
Corporate bonds 43.4%
U.S. government
and agency
obligations 41.5%
Mortgage-backed
securities 11.8%
Short-term
investments 0.9%
Other
investments 2.4%
Row: 1, Col: 1, Value: 2.4
Row: 1, Col: 2, Value: 0.9
Row: 1, Col: 3, Value: 11.8
Row: 1, Col: 4, Value: 41.5
Row: 1, Col: 5, Value: 43.4
FOREIGN
INVESTMENTS 1.0%
**
*
FOREIGN
INVESTMENTS 1.0%
INVESTMENTS OCTOBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 50.4%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
BASIC INDUSTRIES - 0.9%
CHEMICALS & PLASTICS - 0.9%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 8,440 $ 9,099
DURABLES - 0.3%
AUTOS, TIRES, & ACCESSORIES - 0.3%
General Motors Corp. 9 5/8%, 12/1/00  A3  2,990  3,322
ENERGY - 0.8%
OIL & GAS - 0.8%
Occidental Petroleum Corp. 6.09%, 11/29/99  Baa3  1,570  1,554
Tosco Corp. 7%, 7/15/00  Ba1  4,950  5,012
USX Corp.:
8 7/8%, 9/15/97  Baa3  1,000  1,023
 6 3/8%, 7/15/98  Baa3  490  489
  8,078
FINANCE - 33.6%
ASSET-BACKED SECURITIES - 16.1%
Capita Equipment Receivables Trust
6.57%, 3/15/01   A2  2,230  2,243
Case Equipment Loan Trust:
6.15%, 9/15/02   Aaa  15,090  15,077
 6.45%, 9/15/02   A3  3,000  2,940
 5.85%, 2/15/03   A3  1,770  1,738
Caterpillar Financial Asset Trust:
6.65%, 6/25/00  A2  2,034  2,036
 6.55%, 5/22/02   A3  1,280  1,288
Chase Manhattan Grantor Trust
5.90%, 11/15/01   Aaa  7,901  7,896
Chevy Chase Auto Receivables Trust
5.80%, 6/15/02   Aaa  4,924  4,920
CPS Auto Grantor Trust 6.70%, 2/15/02  Aaa  1,989  2,003
Discover Card Trust 7 1/2%, 6/16/00  A2  1,650  1,680
Discover Card Master Trust I 6.90%, 2/16/00  A2  4,030  4,085
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  8,369  8,371
Green Tree Financial Corp.:
 5 1/2%, 1/31/00   Aaa  997  986
 5.80%, 2/15/27   Aaa  7,800  7,751
 6.10%, 4/15/27   Aaa  7,327  7,316
 6.45%, 5/15/27   Aaa  3,460  3,481
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Green Tree Financial Corp.: - continued
 6 1/2%, 6/15/27   Aaa $ 2,170 $ 2,185
 6.65%, 7/15/27   Aaa  4,790  4,830
General Motors Acceptance Corp. Grantor Trust
1995-A, 7.15%, 3/15/00   Aaa  6,503  6,580
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  644  643
MBNA Master Credit Card Trust
7 3/4%, 10/15/98  Aaa  1,075  1,078
Premier Auto Trust:
4.95%, 2/2/99   A2  202  201
 8.05%, 4/4/00  Aaa  13,930  14,344
 6%, 5/6/00  Aaa  2,900  2,902
 6.35%, 7/6/00   A3  4,610  4,614
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06   Aaa  450  451
Standard Credit Card Master Trust I:
4.85%, 3/7/99  A2  2,500  2,492
 7.65%, 2/15/00  A2  1,800  1,828
 6 3/4%, 6/7/00  Aaa  10,700  10,820
Toyota Auto Receivables Grantor Trust
6.15%, 1/15/99   Baa2  1,232  1,229
TMS Auto Grantor Trust 5.90%, 9/15/02   Aaa  1,805  1,802
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00  Baa2  829  831
 7.275%, 10/10/00  Baa2  833  839
 8.20%, 1/10/01  Baa2  793  806
WFS Financial Owner Trust:
6.05%, 6/1/00   Aaa  8,380  8,388
 7.05%, 11/20/03   Aaa  7,410  7,506
 6.90%, 12/20/03  Aaa  5,020  5,085
Western Financial Grantor Trust:
6.20%, 2/1/02   Aaa  2,756  2,751
 5 7/8%, 3/1/02   Aaa  6,221  6,201
  162,217
BANKS - 8.8%
BankAmerica Corp. 6%, 7/15/97  A1  1,000  1,002
Bank of Boston Corp. 9 1/2%, 8/15/97  Baa  2,315  2,378
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Banponce Financial Corp.:
6%, 4/15/97  A3 $ 560 $ 560
 6.34%, 3/29/99  A3  80  80
 7.65%, 5/3/00  A3  2,790  2,863
 6.88%, 6/16/00  A3  1,450  1,467
Banponce Corp.:
5 3/4%, 3/1/99  A3  2,190  2,159
 6.378%, 4/8/99  A3  2,580  2,574
Capital One Bank:
8 1/8%, 2/27/98  Baa3  6,060  6,201
 6.66%, 8/17/98  Baa3  6,940  6,973
Chase Manhattan Corp.:
8%, 6/15/99  A2  1,000  1,041
 6 5/8%, 1/15/98  A1  1,000  1,007
Chemical Bank Corp. euro 0%, 2/16/97  Baa1  1,000  984
Comerica, Inc. 9 3/4%, 5/1/99  A3  1,890  2,040
First Chicago Corp. sub. cap. notes
9 7/8%, 7/1/99  A2  1,000  1,088
First Fidelity Bancorp. 8 1/2%, 4/1/98  A2  2,200  2,271
First USA Bank:
6 1/8%, 10/30/97  Baa3  200  200
 8.20%, 2/15/98  Baa3  1,000  1,024
 6 1/4%, 10/9/98  Baa2  5,000  4,993
First Interstate Bancorp 8 5/8%, 4/1/99  A2  1,000  1,054
Fleet/Norstar Financial Group, Inc.
7.65%, 3/1/97  A2  5,000  5,027
Kansallis-Osake-Pankki (NY Branch) yankee
9 3/4%, 12/15/98  A3  2,220  2,371
KeyCorp:
7.10%, 3/28/97  A1  3,180  3,196
 8.40%, 4/1/99  A2  2,500  2,621
Marine Midland Banks, Inc. 8 5/8%, 3/1/97  Baa1  19,567  19,716
Mellon Financial Co. 6 1/2%, 12/1/97  A2  1,000  1,005
Nationsbank Corp. 5 1/8%, 9/15/98  A2  1,000  984
Union Planters National Bank:
6.29%, 8/20/98  A3  5,350  5,370
 6.53%, 8/20/99  A3  5,820  5,849
Wells Fargo & Co. 8.20%, 11/1/96  A1  1,000  1,000
  89,098
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 7.6%
Advanta National Bank 6.41%, 4/30/98  Baa2 $ 4,470 $ 4,477
Aristar, Inc.:
7 3/8%, 2/15/97  A3  2,000  2,008
 7 1/2%, 7/1/99  Baa1  5,730  5,900
Associates Corp. of North America:
6 1/2%, 9/9/98  Aa3  10,050  10,146
 6 3/8%, 8/15/99  Aa3  3,300  3,311
Beneficial Corp. 8.80%, 6/15/98  A2  1,600  1,669
Boatmens Auto Trust 6.35%, 10/15/01  A2  1,375  1,378
Chrysler Financial Corp.:
6 1/2%, 5/27/97  A3  3,000  3,013
 8.42% 2/1/99  A3  2,500  2,615
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  2,000  2,009
Finova Capital Corp.:
5.98%, 10/31/97  Baa  480  480
 6.14%, 11/2/98  Baa1  1,650  1,649
Ford Capital BV yankee 9 3/8%, 1/1/98  A1  150  156
General Motors Acceptance Corp.:
5 3/4%, 12/10/97  A3  720  720
 5 3/8%, 3/9/98  A3  12,810  12,725
 6.40%, 6/8/98  A3  1,000  1,006
 5.45%, 3/1/99  A3  8,070  7,939
 6 3/8%, 4/26/99  A3  1,600  1,604
Greyhound Financial Corp.:
6.94%, 1/28/98  Baa2  4,000  4,048
 6.95%, 1/28/98  Baa2  2,000  2,024
Household Finance Corp. 7.55%, 3/16/98  A2  560  572
MCN Investment Corp. 5.84%, 2/1/99  Baa2  3,640  3,612
Northwest Financial, Inc. 6%, 8/15/97  Aa3  1,100  1,102
Tenneco Credit Corp. 10 1/8%, 12/1/97  Baa2  1,110  1,156
Union Acceptance Corp. 7.075%, 7/10/02  Baa2  1,090  1,092
  76,411
INSURANCE - 0.6%
ITT Hartford Group, Inc. 7 1/4%, 12/1/96  A1  5,700  5,703
SAVINGS & LOANS - 0.5%
Golden West Financial Corp. 10 1/4%, 5/15/97  A3  5,350  5,469
TOTAL FINANCE   338,898
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
HEALTH - 0.5%
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Cardinal Distribution Inc. 8%, 3/1/97  A3 $ 5,000 $ 5,034
MEDIA & LEISURE - 4.0%
BROADCASTING - 2.5%
Time Warner, Inc.:
7.45%, 2/1/98  Ba1  16,770  17,018
 7.95%, 2/1/00  Ba1  7,820  8,097
  25,115
LEISURE DURABLES & TOYS - 1.5%
Mattel, Inc. 6 7/8%, 8/1/97  A3  15,150  15,203
TOTAL MEDIA & LEISURE   40,318
NONDURABLES - 1.3%
FOODS - 1.0%
Nabisco, Inc. 8%, 1/15/00  Baa2  10,240  10,689
TOBACCO - 0.3%
RJR Nabisco, Inc. 8%, 1/15/00  Baa3  2,987  3,021
TOTAL NONDURABLES   13,710
RETAIL & WHOLESALE - 2.4%
GENERAL MERCHANDISE STORES - 1.3%
Dayton Hudson Corp. 10%, 12/1/00  Baa1  2,380  2,671
Sears, Roebuck & Co.:
 8.95%, 11/27/96  A2  545  546
 9.22%, 1/30/97  A2  3,760  3,791
 7 3/4%, 2/27/97  A2  4,890  4,920
 7.30%, 6/12/97  A2  545  550
 5.83%, 7/27/98  A2  1,040  1,037
  13,515
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 1.1%
American Stores Co.:
8.21%, 4/16/97  Baa3 $ 1,000 $ 1,010
 8 1/4%, 4/21/98  Baa3  4,700  4,827
 8.44%, 4/24/98  Baa3  4,700  4,840
  10,677
TOTAL RETAIL & WHOLESALE   24,192
TECHNOLOGY - 3.1%
COMPUTERS & OFFICE EQUIPMENT - 3.1%
Comdisco, Inc.:
 7 1/4%, 4/15/98  Baa1  8,410  8,546
 6.70%, 7/1/98  Baa1  3,400  3,435
 6.59%, 9/1/98  Baa1  2,740  2,763
 6.29%, 10/22/98  Baa1  2,710  2,717
 5 3/4%, 1/19/99  Baa2  1,090  1,080
 5.76%, 1/19/99  Baa2  4,000  3,964
 6.86%, 7/29/99  Baa1  8,210  8,315
  30,820
TRANSPORTATION - 1.9%
AIR TRANSPORTATION - 1.9%
AMR Corp.:
7 3/4%, 12/1/97  Baa3  13,100  13,312
 9 1/2%, 7/15/98  Baa3  2,280  2,395
Delta Air Lines, Inc. 9 7/8%, 1/1/98  Baa3  3,050  3,172
  18,879
UTILITIES - 1.6%
CELLULAR - 0.6%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba2  6,140  6,085
ELECTRIC UTILITY - 0.7%
United Illuminating Co. 7 3/8%, 1/15/98  Baa3  6,550  6,613
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
UTILITIES - CONTINUED
GAS - 0.3%
Florida Gas Transmissions Co.
7 3/4%, 11/1/97 (c)  Baa2 $ 3,570 $ 3,631
TOTAL UTILITIES   16,329
TOTAL NONCONVERTIBLE BONDS
(Cost $508,140)   508,679
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 36.5%
U.S. TREASURY OBLIGATIONS - 34.5%
 8 3/4%, 10/15/97  Aaa  5,750  5,921
 8 7/8%, 11/15/97  Aaa  1,692  1,748
 6 1/8%, 3/31/98  Aaa  26,060  26,227
 9%, 5/15/98  Aaa  60,090  63,000
 6 1/4%, 7/31/98  Aaa  10,580  10,673
 9 1/4%, 8/15/98  Aaa  51,493  54,526
 8 7/8%, 2/15/99  Aaa  990  1,054
 9 1/8%, 5/15/99  Aaa  44,157  47,510
 7 3/4%, 12/31/99  Aaa  61,086  64,207
 6 7/8%, 3/31/00  Aaa  71,161  73,107
TOTAL U.S. Treasury OBLIGATIONS  347,973
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
Government Trust Certificates:
(assets of Trust guaranteed by U.S. Government
through Defense Security Assistance Agency):
 Class 1-C 9 1/4%, 11/15/01  Aaa  2,491  2,670
  Class T-2 9 5/8%, 5/15/02  Aaa  1,440  1,545
Guaranteed Export Trust Certificates
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa  554  559
Israel Export Trust Certificates
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa  2,019  2,051
Private Export Funding Corp. secured 6.86%,
4/30/04  Aaa  1,372  1,398
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
4 7/8%, 9/15/98  Aaa $ 4,490 $ 4,410
 7 3/4%, 11/15/99  Aaa  6,955  7,267
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   19,900
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $370,010)   367,873
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 2.2%
Federal Home Loan Mortgage Corporation:
7%, 5/1/01 to 8/1/01  Aaa  3,554  3,594
 12%, 11/1/19  Aaa  451  516
Federal National Mortgage Association
11 1/2%, 11/1/15  Aaa  1,561  1,770
Government National Mortgage Association:
11%, 12/15/09 to 8/15/20  Aaa  9,000  10,126
 11 1/2%, 4/15/13 to 8/15/13  Aaa  2,689  3,084
 12%, 2/15/16  Aaa  2,940  3,426
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $22,521)   22,516
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
PRIVATE SPONSOR - 0.2%
GE Capital Mortgage Services, Inc.
planned amortization class Series 1994-2
Class A-4, 6%, 1/25/09  Aa1  2,320  2,289
U.S. GOVERNMENT AGENCY - 0.5%
Federal National Mortgage Association:
planned amortization class
 Series 155-PC, 5 1/4%, 3/25/13  Aaa  1,980  1,969
 Series 1994-M3 Class A, 7.71%, 4/1/06  Aaa  3,219  3,293
TOTAL U.S. GOVERNMENT AGENCY   5,262
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,511)   7,551
COMMERCIAL MORTGAGE SECURITIES - 7.5%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
Blackrock Capital Funding LLC Commercial
Mortgage Series 1996 Class C2, 7.62%,
11/16/26 (c)(d)  AAA $ 1,280 $ 1,299
CBM Funding Corp. sequential pay:
Series 1996-1B Class A1, 7.55%, 7/1/99  AA  525  533
 Series 1996-1 Class A-2, 6.88%, 7/1/02  AA  2,170  2,181
CS First Boston Mortgage Securities Corp.:
floater Series 1994-CFB1 Class A-1,
 6.05%, 1/25/28 (d)  Aaa  4,742  4,739
 Series 1995-AEWI Class A1,
 6.665%, 11/25/27  AAA  1,888  1,885
Equitable Life Assurance Society of the United
States floater Series 174 Class D-2,
 6.433%, 5/15/03 (c)(d)  Baa2  2,300  2,307
Federal Deposit Insurance Corp. Series 1994-C1
Class II-A2, 7.85%, 9/25/25  Aaa  4,406  4,481
Lennar Central Partners LP (c):
floater Series 1994-1 Class B,
 6.504%, 9/15/01 (d)  -  4,904  4,909
 Series 1995-1 Class C, 7.55%, 5/15/03  -  2,094  2,099
Meritor Mortgage Security Corp. Series 1987-1
Class A3, 9.40%, 6/1/99  Baa3  934  932
Nomura Asset Securities Corp. floater Series
1994-MD-II Class A-6, 6.687%, 7/4/03 (d)  -  2,808  2,813
Oregon Commercial Mortgage Series 1995-1
Class A, 7.15%, 6/25/26 (c)  AAA  7,251  7,296
Resolution Trust Corp.:
floater (d):
 Series 1993-C2 Class A-2,
  6.308%, 3/25/25  Aaa  5,788  5,788
  Series 1994-C1 Class A-3,
  5.988%, 6/25/26  Aaa  5,111  5,111
 Series 1994-N2 Class 3,
 7 1/2%, 12/15/04 (b)(c)  Baa2  2,713  2,713
 Series 1995-C1 Class A-4A, 6 1/4%, 2/25/27  AAA  2,361  2,358
 Series 1995-C2 Class A-1A, 6 1/4%, 5/25/27  AAA  2,465  2,454
 Series 1995-C2 Class A-1B, 6 1/4%, 5/25/27  AAA  3,320  3,257
SC Finance Corp. floater 6.988%, 8/1/04 (c)(d)  -  9,400  9,430
Structured Asset Securities Corp. Series:
1993-C1 Class A-1, 6.60%, 10/25/24  AA+  1,499  1,498
 1995-C4 Class A1A, 6.90%, 6/25/26  Aaa  3,264  3,264
 1996 Class A-1B, 5.751%, 2/25/28  Aaa  1,039  1,029
 1996 Class A-1C, 5.944%, 2/25/28  Aaa  3,607  3,566
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $76,023)   75,942
FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
Ontario Province Canada yankee
15 1/4%, 8/31/12 (Cost $1,198)  Aa3 $ 990 $ 1,119
CERTIFICATES OF DEPOSIT - 0.4%
Advanta National Bank
6.26%, 9/1/97 (Cost $3,996)  Baa  4,000  4,037
MUNICIPAL SECURITIES - 0.4%
Shreveport Louisiana Water & Sewer Rev. Rfdg.
Series A 0%, 12/1/96 (Cost $3,485)  Aaa  3,500  3,486
CASH EQUIVALENTS - 1.8%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 17,695  17,692
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,010,576)  $ 1,008,895
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,684,000 or 3.3% of net assets.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 72.5% AAA, AA, A 73.6%
Baa 16.9% BBB  19.7%
Ba 3.6% BB  2.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 1.9%.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $1,010,739,000. Net unrealized depreciation aggregated $1,844,000, of which $5,287,000 related to appreciated investment securities and $7,131,000 related to depreciated investment securities.
At April 30, 1996, the fund had a capital loss carryforward of approximately $134,757,000 of which $6,892,000, $7,352,000, $2,771,000,
$4,373,000, $39,290,000 and $74,079,000 will expire on April 30, 1997,
1998, 1999, 2002, 2003 and 2004, respectively.
On October 31, 1996, the fund acquired substantially all of the assets of Fidelity Short-Term World Bond Fund. At the time of the merger, Fidelity Short-Term World Bond Fund had a capital loss carryforward of approximately $31,768,000 available to offset future gains of the fund to the extent provided by regulations (see Note 6 of Notes to Financial Statements). FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

(EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase               $ 1,008,895
agreements of $17,692) (cost $1,010,576) -
See accompanying schedule

Cash                                                                    48

Receivable for investments sold                                         19,197

Interest receivable                                                     15,697

Other receivables                                                       100

 TOTAL ASSETS                                                           1,043,937

LIABILITIES

Payable for investments purchased                           $ 31,467

Payable for fund shares redeemed                             1,314

Distributions payable                                        933

Accrued management fee                                       389

Other payables and accrued expenses                          321

 TOTAL LIABILITIES                                                      34,424

NET ASSETS                                                             $ 1,009,513

Net Assets consist of:

Paid in capital                                                        $ 1,159,090

Distributions in excess of net investment income                        (6,111)

Accumulated undistributed net realized gain (loss) on                   (141,785)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                           (1,681)
investments

NET ASSETS, for 115,450 shares outstanding                             $ 1,009,513

NET ASSET VALUE, offering price and redemption price                    $8.74
per share ($1,009,513 (divided by) 115,450 shares)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                    $ 36,143
Interest

EXPENSES

Management fee                                             $ 2,234

Transfer agent fees                                         1,061

Accounting fees and expenses                                158

Non-interested trustees' compensation                       2

Custodian fees and expenses                                 26

Registration fees                                           18

Audit                                                       24

Legal                                                       19

Miscellaneous                                               4

 Total expenses before reductions                           3,546

 Expense reductions                                         (17)      3,529

NET INVESTMENT INCOME                                                 32,614

REALIZED AND UNREALIZED GAIN (LOSS)                                   (6,231)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on               8,763
investment securities

NET GAIN (LOSS)                                                       2,532

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 35,146
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS         YEAR ENDED
                                                            ENDED              APRIL 30,
                                                            OCTOBER 31, 1996   1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 32,614           $ 77,817
Net investment income

 Net realized gain (loss)                                    (6,231)            6,122

 Change in net unrealized appreciation (depreciation)        8,763              (4,599)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             35,146             79,340
FROM OPERATIONS

Distributions to shareholders                                (32,614)           (69,491)
From net investment income

 Return of capital                                           -                  (7,635)

 TOTAL DISTRIBUTIONS                                         (32,614)           (77,126)

Share transactions                                           147,252            352,679
Net proceeds from sales of shares

 Net asset value of shares issued in exchange for the        86,310             -
net
 assets of Fidelity Short-Term World Bond Fund (Note
6)

 Reinvestment of distributions                               29,332             68,318

 Cost of shares redeemed                                     (304,410)          (678,234)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (41,516)           (257,237)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (38,984)           (255,023)

NET ASSETS

 Beginning of period                                         1,048,497          1,303,520

 End of period (including distributions in excess of net    $ 1,009,513        $ 1,048,497
investment income of $6,111 and $6,111,
respectively)

OTHER INFORMATION
Shares

 Sold                                                        16,904             39,939

 Issued in exchange for the shares of Fidelity               9,875              -
Short-Term
  World Bond Fund (Note 6)

 Issued in reinvestment of distributions                     3,372              7,738

 Redeemed                                                    (34,988)           (76,899)

 Net increase (decrease)                                     (4,837)            (29,222)


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED APRIL 30,
      ENDED OCTOBER
      31, 1996

      (UNAUDITED)      1996                    1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 8.720    $ 8.720     $ 9.080   $ 9.510   $ 9.430   $ 9.180
beginning of period

Income from Investment          .281       .579        .344      .588      .744      .810
Operations
Net investment
 income

 Net realized and               .022       (.020) G    (.156)    (.392)    .063      .251
 unrealized gain
(loss)

 Total from investment          .303       .559        .188      .196      .807      1.061
 operations

Less Distributions              (.283)     (.504)      (.430)    (.592)    (.727)    (.811)
From net investment
 income

 In excess of net               -          -           -         (.034)    -         -
 investment income

 Return of capital              -          (.055)      (.118)    -         -         -

 Total distributions            (.283)     (.559)      (.548)    (.626)    (.727)    (.811)

Net asset value,               $ 8.740    $ 8.720     $ 8.720   $ 9.080   $ 9.510   $ 9.430
end of period

TOTAL RETURN B, C               3.53%      6.52%       2.17%     1.99%     8.85%     12.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 1,010    $ 1,048     $ 1,304   $ 1,962   $ 1,990   $ 984
period (in millions)

Ratio of expenses to            .70% A     .69%        .69%      .80%      .77%      .86%
average net assets

Ratio of expenses to            .70% A     .68%        .69%      .80%      .77%      .86%
average net assets                        E
after expense
reductions

Ratio of net investment         6.44% A    6.37%       6.37%     6.70%     7.68%     8.23%
income to average
net assets

Portfolio turnover rate         105% A     151%        113%      73%       63%       87%
                               , F


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Short-Term Bond Fund(the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
For the period ended April 30, 1996, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $525,284,000 and $640,696,000, respectively, of which U.S. government and government agency obligations aggregated $399,410,000 and $482,620,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is
 .30%. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .21% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $13,000, respectively, under these arrangements.
6. MERGER INFORMATION.
On October 31, 1996, the fund acquired the net assets of Fidelity Short-Term World Bond Fund. The acquisition, which was approved by the shareholders of Fidelity Short-Term World Bond Fund on October 11, 1996, was accomplished by a non-taxable exchange of 9,875,000 shares of the fund for the 9,626,000 shares then outstanding (each valued at $8.97) of Fidelity Short-Term World Bond Fund. Fidelity Short-Term World Bond Fund's net assets, including $190,000 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $1,009,513,000. MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
Fidelity Management & Research Company
 Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark)  Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM

(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

SHORT-INTERMEDIATE
GOVERNMENT
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              7    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     10   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            11   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   14   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  18   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses, the fund's past 1 year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996               PAST 6   PAST 1   LIFE OF
                                             MONTHS   YEAR     FUND

Spartan Short-Intermediate Government        3.78%    5.53%    22.69%

Salomon Brothers Treasury/Agency 1-5 Year    4.12%    5.91%    n/a
Index

Short-Intermediate U.S. Government Funds     3.76%    4.93%    n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on December 18, 1992. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency 1-5 Year Index, which is a market capitalization weighted index of U.S. Treasury and U.S. government securities with fixed-rate coupons and weighted average lives between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of 93 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                     PAST 1   LIFE OF
                                                   YEAR     FUND

Spartan Short-Intermediate Government              5.53%    5.42%

Salomon Brothers Treasury/Agency 1-5 Year Index    5.91%    n/a

Short-Intermediate U.S. Government Funds Average   4.93%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Spartan Short-Interm. Govt. SB Treasury/Agency 1-5 Yr
             00474                       SB025
  1992/12/31      10000.00                    10000.00
  1993/01/31      10120.93                    10160.71
  1993/02/28      10208.15                    10273.28
  1993/03/31      10247.68                    10308.93
  1993/04/30      10301.41                    10391.45
  1993/05/31      10297.86                    10355.03
  1993/06/30      10377.82                    10467.09
  1993/07/31      10413.09                    10486.96
  1993/08/31      10480.38                    10612.01
  1993/09/30      10496.09                    10648.69
  1993/10/31      10523.26                    10667.28
  1993/11/30      10502.89                    10645.88
  1993/12/31      10568.05                    10688.93
  1994/01/31      10658.95                    10774.76
  1994/02/28      10563.57                    10671.61
  1994/03/31      10376.92                    10563.62
  1994/04/30      10330.94                    10504.02
  1994/05/31      10338.65                    10517.52
  1994/06/30      10346.79                    10534.84
  1994/07/31      10479.56                    10646.14
  1994/08/31      10503.93                    10679.25
  1994/09/30      10454.19                    10621.94
  1994/10/31      10473.12                    10635.44
  1994/11/30      10457.15                    10579.41
  1994/12/31      10513.02                    10606.41
  1995/01/31      10660.02                    10771.70
  1995/02/28      10847.55                    10948.96
  1995/03/31      10902.60                    11008.81
  1995/04/30      11012.59                    11120.62
  1995/05/31      11255.21                    11375.05
  1995/06/30      11321.07                    11442.03
  1995/07/31      11342.01                    11470.30
  1995/08/31      11422.19                    11547.47
  1995/09/30      11476.32                    11607.83
  1995/10/31      11579.72                    11720.41
  1995/11/30      11695.99                    11844.44
  1995/12/31      11804.75                    11944.02
  1996/01/31      11901.25                    12049.46
  1996/02/29      11832.42                    11976.62
  1996/03/31      11792.48                    11938.42
  1996/04/30      11775.13                    11921.61
  1996/05/31      11772.59                    11937.14
  1996/06/30      11866.88                    12039.02
  1996/07/31      11912.70                    12080.28
  1996/08/31      11941.78                    12112.11
  1996/09/30      12060.96                    12242.77
  1996/10/31      12221.23                    12412.64
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123


$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Short-Intermediate Government Fund on December 31, 1992, shortly after the fund started. As the chart shows, by October 31, 1996, the value of the investment, with dividends reinvested, would have grown to $12,221 - a 22.21% increase on the initial investment. This assumes the fund was still owned on October 31, 1996 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Salomon Brothers Treasury/Agency 1-5 Year Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,413 - a 24.13% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return, and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS    YEARS ENDED APRIL 30,               DECEMBER 18, 1992
      ENDED                                             (COMMENCEMENT
      OCTOBER 31,                                       OF OPERATIONS) TO

      1996   1996   1995   1994   APRIL 30, 1993

Dividend return         3.58%   7.35%   7.12%    6.14%    2.53%

Capital appreciation    0.20%   -0.44   -0.54%   -5.87%   0.88%
 return                         %

Total return            3.78%   6.91%   6.58%    0.27%    3.41%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation returns and total returns include the effect of the $5 account closeout fee on an average sized account. DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               5.42(cents)   32.89(cents)   67.13(cents)

Annualized dividend rate          6.80%         6.98%          7.10%

30-day annualized yield           5.71%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.39 over the past month, $9.35 over the past six months, and $9.46 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Curt Hollingsworth, Portfolio Manager of Spartan Short-Intermediate Government Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period that ended October 31, 1996, the fund generated a return of 3.78%. To compare the fund's performance with that of its competition, the short-intermediate U.S. government funds average had a return of 3.76%, according to Lipper Analytical Services. To gauge how the fund did relative to the short-intermediate government securities market, the Salomon Brothers Treasury/Agency 1-5 Year Index had a six-month return of 4.12%. For the 12-month period that ended October 31, 1996, the fund returned 5.53%, while the peer group and Salomon Brothers index had returns of 4.93% and 5.91%, respectively.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE RELATIVE TO ITS
COMPETITORS?
A. I think the reason the fund produced a higher return than the Lipper group relates to the fact that I am no longer trying to anticipate the direction of interest rates. Very few people are successful at doing this on a consistent basis. I believe there are still many funds out there that are managed to react to short-term rate swings and, in an investing environment like we've seen, that strategy can detract from performance.
Q. YOU ALLUDED TO THE INVESTING ENVIRONMENT. CAN YOU CHARACTERIZE THE OVERALL BEHAVIOR OF THE BOND MARKET OVER THE PAST SIX MONTHS?
A. At the beginning of the period, we were still seeing some of the negative ramifications from the employment reports released in March. While investors continued to walk on eggshells concerning the potential for inflation to appear, all eyes turned to possible Federal Reserve Board action. Despite industry-wide expectations of a Fed rate hike, however, it never came. Instead, short-term rates declined through much of the period. I'd sum up the market over the last six months as being neutral to moderately bullish.
Q. IN TERMS OF PORTFOLIO STRUCTURE, HOW DID THIS ATMOSPHERE AFFECT YOUR
STRATEGY?
A. Actually, it didn't have a huge impact. Rather than trying to forecast interest rate swings, I managed the fund to have approximately the same sensitivity to rate movements as the market for 1-5 year government securities, as reflected by the fund's index. I also tried to add value by managing the fund's sector weights and by focusing on individual security selection. Another factor I'd single out was a change in investment policy that occurred in June. Up to that point, the fund could invest only in securities that carried the backing of the full faith and credit of the U.S. government. Due to this investment policy, my investing universe was quite limited. Since the change, I've been able to consider a broader range of U.S. government securities, including bonds backed by federal agencies, while still maintaining high credit quality levels.
Q. WHAT ABOUT THE MORTGAGE-BACKED SECURITY MARKET? YOU'VE INCREASED THE FUND'S HOLDING IN MORTGAGE BONDS CONSIDERABLY IN THE PAST SIX MONTHS . . .
A. The mortgage sector as a whole generated some positive results during the period and, with the fund's increased investment flexibility, I was able to capitalize somewhat in this area. Mortgages can expose the fund to more "tracking error," or return deviation, but I think the fund was compensated for that by the favorable yield spreads we saw between mortgages and Treasuries. One risk you do run when investing in mortgages is that of refinancing - or prepayment risk - when rates go down. I am, however, trying to invest in those mortgage securities that will expose the fund to as little prepayment risk as possible.
Q. WHICH OTHER HOLDINGS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE? WERE THERE ANY DISAPPOINTMENTS?
A. The fund's largest agency position continued to be Agency for International Development notes issued by the State of Israel. These notes, which are backed by the full faith and credit of the U.S. government, turned in a healthy performance during the period. The fund's yield curve exposure, on the other hand, proved to be a bit of a disappointment. Relative to the index, I overweighted the portfolio in 2-4 year Treasuries because I felt the 4-5 year area was overvalued. This "bunching up" hurt when the market backed up and short-term issues saw their yields rise the most.
Q. WHAT'S IN STORE FOR THE COMING MONTHS?
A. I've already taken steps to reduce the yield curve exposure problem. Going forward, I plan on adding shorter-duration mortgage securities as I continue to seek out ways in which to bolster the fund's return.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
with preservation of capital
FUND NUMBER: 474
TRADING SYMBOL: SPSIX
START DATE: December
18, 1992
SIZE: as of October 31, 1996,
more than $73 million
MANAGER: Curt
Hollingsworth, since 1992;
manager, Fidelity
Short-Intermediate
Government Fund, since
1991; Spartan Limited
Maturity Government Fund,
since 1988; Fidelity
Institutional
Short-Intermediate
Government Portfolio, since
1987; joined Fidelity in 1983
(checkmark)
CURT HOLLINGSWORTH DISCUSSES
THE FUND'S INCREASED
INVESTMENT FLEXIBILITY:
"By far, the biggest story of
the period was the investment
policy change that was
implemented in June. Prior to
June, the fund could invest
only in securities backed by
the full faith and credit of the
U.S. government. The new
investment policy permits the
fund to invest in any type of
U.S. government security,
including securities backed by
the issuing agency rather than
the U.S. government. As a
result, my opportunities
widened and I significantly
restructured the portfolio to try
to capitalize on these
opportunities. Whereas I
previously was limited to
investing primarily in
Government National
Mortgage Association issues,
Treasuries and State of Israel
notes, I began investing in
bonds issued by agencies such
as the Federal National
Mortgage Association and the
Private Export Funding
Corp. The fund's investment
policy change enabled me to
take advantage of some of
the yield spreads between
mortgages and Treasuries,
and between agencies and
Treasuries. It's a change that I
really think is in the best
interests of the shareholders
because it gives me a better
arsenal with which to improve
performance."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF OCTOBER 31, 1996
               % OF FUND'S    % OF FUND'S INVESTMENTS
               INVESTMENTS    6 MONTHS AGO

 Under 5%       1.8            0.2

 5 -  5.99%     17.1           1.9

 6 -  6.99%     3.8            1.2

 7 -  7.99%     17.8           38.8

 8 -  8.99%     20.2           29.0

 9 -  9.99%     20.8           18.3

10 - 10.99%     8.7            4.8

11 - 11.99%     7.0            5.6

12% and over    0.5            0.2

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
CASH EQUIVALENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    3.3    3.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    2.4    2.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996
Mortgage-backed
securities 25.7%
U.S. Treasury
obligations 36.3%
U.S. government
agency obligations 35.7%
Short-term
investments 2.3%

Mortgage-backed
securities 10.6%
U.S. Treasury
obligations 72.8%
U.S. government
agency obligations 16.6%
Short-term
investments 0.0%

Row: 1, Col: 1, Value: 2.3
Row: 1, Col: 2, Value: 35.7
Row: 1, Col: 3, Value: 36.3
Row: 1, Col: 4, Value: 25.7
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 16.6
Row: 1, Col: 3, Value: 72.8
Row: 1, Col: 4, Value: 10.6
INVESTMENTS OCTOBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 72.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 36.3%
8 3/4%, 10/15/97 $ 8,000,000 $ 8,237,520
9 1/4%, 8/15/98  13,465,000  14,258,223
6 7/8%, 8/31/99  1,100,000  1,128,102
7 3/4%, 12/31/99  2,040,000  2,144,224
8 1/2%, 2/15/00  1,000,000  1,074,840
  26,842,909
U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.7%
Federal Home Loan Mortgage Corporation
5.51%, 2/5/99 (callable)  1,500,000  1,485,240
Federal National Mortgage Assocciation 5 1/2%, 2/2/01 230,000 223,818 Government Trust Certificates (assets of Trust guaranteed by
U.S. Government through Defense Security Assistance
Agency) Class 2-E, 9.40%, 5/15/02  1,000,000  1,075,850
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-A, 7.12%, 4/15/06  478,900  493,042
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. Government through
Export-Import Bank) Series 1993-A, 4.86%, 4/1/98  1,200,000  1,192,440
Private Export Funding Corp. secured 8.40%, 7/31/01  1,790,000  1,942,544
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 4 7/8%, 9/15/98  120,000  117,865
  7 1/8%, 8/15/99  9,739,000  9,995,749
  7 3/4%, 11/15/99  514,000  537,094
  8%, 11/15/01  3,406,000  3,655,387
  5 5/8%, 9/15/03  5,935,000  5,679,676
  26,398,705
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $53,181,363)   53,241,614
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 21.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.3%
5 1/2%, 1/1/03 to 5/1/03  3,936,658  3,784,113
11 1/2%, 8/1/14  122,089  138,418
  3,922,531
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 16.1%
10%, 2/15/10 to 7/15/20 $ 2,930,237 $ 3,215,269
10 1/2%, 6/15/19 to 2/15/25  2,822,205  3,151,591
10 3/4%, 3/15/10  84,639  94,958
11%, 1/15/10 to 1/15/21  1,741,870  1,967,566
11 1/2%, 3/15/10 to 4/15/20  2,691,134  3,079,590
12%, 1/15/14 to 2/15/16  293,938  342,413
13%, 9/15/14  51,744  61,429
  11,912,816
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $15,698,031)   15,835,347
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
U.S. GOVERNMENT AGENCY - 4.3%
Federal Home Loan Mortgage Corporation planned
amortization class:
 Series 1511 Class D, 6%, 10/15/04  1,000,000  996,883
  Series 1727 Class D, 6 1/2%, 8/15/14  710,000  713,994
Federal National Mortgage Association planned
amortization class Series 1994-51 Class PD,
5 3/4%, 2/25/15   1,450,000  1,433,688
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,132,935)   3,144,565
CASH EQUIVALENTS - 2.3%
 MATURITY    AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 1,683,259  1,683,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $73,695,329)  $ 73,904,526
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $73,695,562. Net unrealized appreciation aggregated $208,964, of which $792,027 related to appreciated investment securities and $583,063 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $3,075,000 of which $168,000, $2,326,000 and $581,000 will expire on April 30, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 73,904,526
agreements of $1,683,000) (cost $73,695,329) -
See accompanying schedule

Cash                                                                       979

Interest receivable                                                        938,497

 TOTAL ASSETS                                                              74,844,002

LIABILITIES

Payable for investments purchased                           $ 1,410,573

Distributions payable                                        54,068

Accrued management fee                                       39,633

 TOTAL LIABILITIES                                                         1,504,274

NET ASSETS                                                                $ 73,339,728

Net Assets consist of:

Paid in capital                                                           $ 76,880,651

Undistributed net investment income                                        117,753

Accumulated undistributed net realized gain (loss)                         (3,867,873)
on investments

Net unrealized appreciation (depreciation) on                              209,197
investments

NET ASSETS, for 7,786,221 shares outstanding                              $ 73,339,728

NET ASSET VALUE, offering price and redemption price                       $9.42
per share ($73,339,728 (divided by) 7,786,221 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                   $ 2,952,847
Interest

EXPENSES

Management fee                                          $ 242,733

Non-interested trustees' compensation                    167

 TOTAL EXPENSES                                                      242,900

NET INVESTMENT INCOME                                                2,709,947

REALIZED AND UNREALIZED GAIN (LOSS)                                  (770,489)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation)                 808,025
on investment securities

NET GAIN (LOSS)                                                      37,536

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 2,747,483
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS       YEAR ENDED
                                                            ENDED OCTOBER    APRIL 30,
                                                            31, 1996         1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 2,709,947      $ 6,582,065
Net investment income

 Net realized gain (loss)                                    (770,489)        604,585

 Change in net unrealized appreciation (depreciation)        808,025          (694,289)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             2,747,483        6,492,361
FROM OPERATIONS

Distributions to shareholders from net investment income     (2,627,341)      (6,559,063)

Share transactions                                           11,494,256       61,555,036
Net proceeds from sales of shares

 Reinvestment of distributions                               2,217,189        5,559,504

 Cost of shares redeemed                                     (18,770,049)     (82,657,587)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (5,058,604)      (15,543,047)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (4,938,462)      (15,609,749)

NET ASSETS

 Beginning of period                                         78,278,190       93,887,939

 End of period (including undistributed net investment      $ 73,339,728     $ 78,278,190
income of $117,753 and $35,147, respectively)

OTHER INFORMATION
Shares

 Sold                                                        1,228,631        6,427,366

 Issued in reinvestment of distributions                     237,056          581,016

 Redeemed                                                    (2,007,558)      (8,627,361)

 Net increase (decrease)                                     (541,871)        (1,618,979)

FINANCIAL HIGHLIGHTS
      SIX MONTHS         YEARS ENDED APRIL 30,               DECEMBER 18,
      ENDED                                                  1992
      OCTOBER 31, 1996                                       (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             APRIL 30,

      (UNAUDITED)   1996   1995   1994 D   1993

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 9.400    $ 9.440    $ 9.490    $ 10.090   $ 10.000
of period

Income from Investment              .340       .688       .665       .616       .257
Operations
Net investment income

 Net realized and unrealized        .009       (.045)     (.065)     (.579)     .083
 gain (loss)

 Total from investment              .349       .643       .600       .037       .340
 operations

Less Distributions

 From net investment                (.329)     (.683)     (.650)     (.617)     (.250)
income

 In excess of net investment        -          -          -          (.010)     -
 income

 In excess of net realized gain     -          -          -          (.010)     -

 Total distributions                (.329)     (.683)     (.650)     (.637)     (.250)

Net asset value, end of period     $ 9.420    $ 9.400    $ 9.440    $ 9.490    $ 10.090

TOTAL RETURN B, C                   3.79%      6.92%      6.60%      .29%       3.43%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 73,340   $ 78,278   $ 93,888   $ 53,726   $ 54,853
(000 omitted)

Ratio of expenses to average        .65%       .45%       .10%       .10%       .02% A,
net assets                         A          E          E          E          E

Ratio of net investment             7.19%      7.16%      7.35%      7.33%      7.28% A
income to average net              A
assets

Portfolio turnover rate             103%       161%       282%       271%       587% A
                                   A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Short-Intermediate Government Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $37,982,070 and $44,009,494, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $1,298 for the period.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Curtis Hollingsworth, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)

(2_FIDELITY_LOGOS)SPARTAN

HIGH INCOME
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   27    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  31    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income as part of its performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996          PAST 6   PAST 1   PAST 5    LIFE OF
                                        MONTHS   YEAR     YEARS     FUND

Spartan High Income                     6.06%    12.84%   105.77%   169.71%

Merrill Lynch High Yield Master Index   6.43%    10.84%   81.41%    126.99%

High Current Yield Funds Average        6.41%    12.65%   75.38%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on August 29, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of 160 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996          PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Spartan High Income                     12.84%   15.53%   17.41%

Merrill Lynch High Yield Master Index   10.84%   12.65%   14.18%

High Current Yield Funds Average        12.65%   11.84%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961114 095140 S00000000000001
             Spartan High Income         ML High Yield Master
             00455                       ML002
  1990/08/29      10000.00                    10000.00
  1990/08/31      10064.99                     9977.19
  1990/09/30       9729.40                     9543.27
  1990/10/31       9550.63                     9300.42
  1990/11/30       9776.03                     9379.20
  1990/12/31       9943.86                     9514.35
  1991/01/31      10104.29                     9648.85
  1991/02/28      10720.43                    10365.01
  1991/03/31      11246.93                    10810.67
  1991/04/30      11533.41                    11195.65
  1991/05/31      11681.60                    11250.32
  1991/06/30      11977.15                    11476.64
  1991/07/31      12368.43                    11751.63
  1991/08/31      12468.01                    11998.63
  1991/09/30      12639.75                    12151.45
  1991/10/31      13107.55                    12512.54
  1991/11/30      13259.88                    12657.07
  1991/12/31      13358.94                    12804.11
  1992/01/31      13966.03                    13251.78
  1992/02/29      14480.19                    13580.89
  1992/03/31      14853.43                    13770.39
  1992/04/30      14965.58                    13870.61
  1992/05/31      15143.52                    14091.86
  1992/06/30      15367.69                    14266.95
  1992/07/31      15662.69                    14556.01
  1992/08/31      15936.82                    14748.72
  1992/09/30      16107.59                    14916.77
  1992/10/31      15875.43                    14728.37
  1992/11/30      16009.54                    14936.95
  1992/12/31      16231.34                    15129.28
  1993/01/31      16632.02                    15501.83
  1993/02/28      16980.76                    15795.25
  1993/03/31      17401.26                    16069.10
  1993/04/30      17503.26                    16184.44
  1993/05/31      17715.25                    16402.30
  1993/06/30      18326.62                    16710.46
  1993/07/31      18566.28                    16890.08
  1993/08/31      18721.76                    17051.09
  1993/09/30      18784.48                    17135.22
  1993/10/31      19196.15                    17458.00
  1993/11/30      19487.94                    17553.48
  1993/12/31      19780.16                    17729.01
  1994/01/31      20449.02                    18117.54
  1994/02/28      20445.44                    17987.24
  1994/03/31      19949.27                    17401.09
  1994/04/30      19726.67                    17197.75
  1994/05/31      19808.03                    17136.47
  1994/06/30      19804.44                    17199.55
  1994/07/31      19827.53                    17320.45
  1994/08/31      19829.75                    17440.76
  1994/09/30      19987.50                    17434.16
  1994/10/31      20100.14                    17478.46
  1994/11/30      20036.21                    17329.78
  1994/12/31      20414.43                    17522.55
  1995/01/31      20555.12                    17770.15
  1995/02/28      21041.83                    18324.59
  1995/03/31      21364.77                    18579.61
  1995/04/30      21911.37                    19014.63
  1995/05/31      22334.87                    19608.69
  1995/06/30      22626.41                    19758.46
  1995/07/31      23061.97                    19984.34
  1995/08/31      23348.25                    20105.63
  1995/09/30      23554.89                    20335.66
  1995/10/31      23902.63                    20479.81
  1995/11/30      23793.51                    20679.72
  1995/12/31      24197.51                    21011.67
  1996/01/31      24967.11                    21343.51
  1996/02/29      25192.88                    21375.65
  1996/03/31      25179.73                    21317.59
  1996/04/30      25429.54                    21327.25
  1996/05/31      25723.43                    21481.06
  1996/06/30      25702.18                    21610.10
  1996/07/31      25657.68                    21756.81
  1996/08/31      26078.96                    21981.49
  1996/09/30      26811.27                    22453.12
  1996/10/31      26972.74                    22699.19
IMATRL PRASUN   SHR__CHT 19961031 19961114 095143 R00000000000078

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan High Income Fund on August 29, 1990, when the fund started. As the chart shows, by October 31, 1996, the value of your investment would have grown to $26,973 - a 169.73% increase on your initial investment. This assumes the fund was still owned on October 31, 1996, and therefore does not include the effect of the $5 account closeout fee on an average sized account. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $22,699 - a 126.99% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS    YEARS ENDED APRIL 30,
      ENDED
      OCTOBER 31,

      1996          1996                    1995   1994   1993   1992


Dividend return               4.25%   10.66%   9.46%    8.94%    10.88%   14.44%

Capital appreciation          1.81%    5.39%    1.61%    3.75%    6.07%   15.30%
  return

Total return                  6.06%   16.05%   11.07%   12.69%   16.95%   29.74%


DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price based on the gains it has from selling securities that have grown in value, and changes in the value of the securities the fund still holds. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               7.52(cents)   50.84(cents)   106.74(cents)

Annualized dividend rate          7.09%         8.19%          8.64%

30-day annualized yield           7.66%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.49 over the past month, $12.32 over the past six months, and $12.36 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Tom Soviero, Portfolio Manager of Spartan High Income
Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the six- and 12-month periods that ended on October 31, 1996, the fund had total returns of 6.06% and 12.84%. For the same periods, the high current yield funds average returned 6.41% and 12.65%, as tracked by Lipper Analytical Services. The Merrill Lynch High Yield Master Index returned 6.43% for the six-month period and 10.84% for the 12-month period.
Q. HOW HAS THE HIGH-YIELD MARKET FARED RECENTLY?
A. In general, it was a healthy environment for the high-yield market, not only for the most recent six-month period, but for the 12-month period as well. One positive was increased demand, a result of investors looking to high-yield bonds for more income than was offered by other fixed-income investments. Even though roughly $60 billion in new high-yield bonds was issued in the first three quarters of 1996, it was comfortably digested by the market. Another positive was that very few defaults occurred over the past six months. The Moody's Trailing Twelve Months Default Rate fell to approximately 0.64% at the end of the period, from 3.00% six months ago and 3.59% at the end of 1995. Finally, while better-than-expected economic growth was perceived as a negative by investors in Treasuries, municipals and other types of bonds, it was a positive for the high-yield market because it improved the profits, cash flow and balance sheets of many companies that issue high-yield debt.
Q. WHAT EXPLAINS THE FUND'S PERFORMANCE?
A. The fund's performance was primarily driven by its large holdings, given that the top 20 positions account for approximately one-third of the fund. Some of these positions, such as Revlon and Echostar, have been held for quite a while. Others, such as USAir, have grown in size since the beginning of the year. This company has a new management team that appears to be doing the right things for its long term health. Echostar bonds have continued to be strong contributors to the Fund. With the recent launch of its second satellite, the company has increased its ability to offer more channels on its direct broadcasting service, and hence, should be able to grow its subscriber base.
Q. THE HIGH-YIELD MARKET HAS EXPERIENCED A RISING NUMBER OF MERGERS AND ACQUISITIONS RECENTLY. DID THE FUND BENEFIT FROM THIS M&A TREND?
A. Yes, in direct and indirect ways. The prices of SCI Television, Inc. and New World Communications bonds rose when their parent company was acquired by News Corp. And while it wasn't acquired by another company, Pathmark - a supermarket chain that operates stores in the New York/New Jersey/Philadelphia metropolitan areas - rose in part due to consolidation in the supermarket sector.
Q. WHY DID YOU INCREASE THE NUMBER OF HOLDINGS IN THE FUND?
A. It's largely a function of two factors: having more cash to invest as more money came into the fund, and finding a lot of new ideas I think are interesting. For example, I recently added both the stock and bonds of Lear, which makes automotive interior parts and components. Not only has the auto industry been quite strong, but Lear's acquisitions have been successfully integrated into its core business. I also added to the fund's holdings in Arch Communications, the third largest paging company in the country. The paging industry is currently out of favor in the high-yield market. Sometimes this creates opportunity when individual companies such as Arch are performing well despite difficult industry conditions.
Q. DID YOU CHANGE THE WAY IN WHICH YOU ALLOCATED THE FUND'S HOLDINGS AMONG BONDS WITH DIFFERENT CREDIT RATINGS?
A. Throughout the period there was a lot of improvement in B-rated bonds, and they were trading at just 400 basis points (one basis point is 0.01% of yield) over Treasury bonds, a very tight spread on a historical basis. Outside of positive event risk, such as a merger, I didn't see as much potential for improvement in B-rated bonds. Toward the end of the period, I began looking for opportunities in bonds rated Ba.
Q. WHICH INVESTMENTS DIDN'T TURN OUT AS WELL AS YOU WOULD HAVE LIKED?
A. Marvel Holdings didn't live up to my expectations. Sales from two of its core businesses - comic books and trading cards - were not as solid as I had originally believed they would be.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. I'm optimistic. The consolidations going on across corporate America have led to a record number of mergers and acquisitions, and many high-yield companies have been positively affected by that. My view is that the high-yield market overall is a bit expensive. But with the high-yield market as large as it is at $400 billion, I'm confident that there will continue to be plenty of places to invest and find value. I do expect the default rate to creep back up to more historical levels in the 3% to 4% range. So, I'll try to avoid these situations through active research and portfolio management.
Q. WHAT WILL YOUR STRATEGY BE OVER THE NEXT SIX MONTHS OR SO?
A. I'll continue to rely on Fidelity's in-house resources for help in identifying opportunities that I think offer value, based on my assessment of company fundamentals, such as quality of management, the competitive position of the company, pricing, volume trends and cash flow, among others.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income by
investing mainly in high-yielding
debt securities with an
emphasis on lower-quality
securities
START DATE: August 29, 1990
SIZE: as of October 31, 1996,
more than $1.6 billion
MANAGER: Tom Soviero, since
January 1996; also manages
institutional funds; joined
Fidelity in 1986
(checkmark)
TOM SOVIERO'S ON THE
TELECOMMUNICATIONS SECTOR:
"The telecommunications
industry, both in the U.S.
and abroad, is a rapidly
growing sector. But in the
future, I think there will be
more differentiation between
the stronger and weaker
companies in this field. That's
in contrast to the recent past,
when most bonds issued by
telecommunications
companies fared well. In the
telecommunications sector,
I've favored Microcell, a
Canadian-based personal
communications services
(PCS) company with a solid
business plan and IPO
intentions, as well as Millicom,
a relatively large player in the
international cellular market.
I've also been bullish on U.K.
cable companies, which are
currently offering customers
both cable and telephone
service. The U.K. cable sector
also has seen consolidation in
recent months, again, to the
benefit of some high-yield
companies."
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF OCTOBER 31, 1996
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S   % OF FUND'S
                                          INVESTMENTS   INVESTMENTS
                                                        IN THESE HOLDINGS
                                                        6 MONTHS AGO

Revlon Worldwide Corp. secured            3.1           5.0

Cablevision Systems Corp.                 2.9           2.1

Echostar Communications Corp.             2.8           4.6

Pathmark Stores, Inc.                     2.5           3.0

SCI Television, Inc. secured              2.4           2.9

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   IN THESE MARKET SECTORS
                                   6 MONTHS AGO

Media & Leisure      24.7          28.8

Utilities            10.0          5.6

Technology           7.9           8.0

Retail & Wholesale   7.2           7.2

Basic Industries     6.0           6.4

QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1996
(MOODY'S RATINGS)   % OF FUND'S   % OF FUND'S
                    INVESTMENTS   INVESTMENTS
                                  6 MONTHS AGO

Aaa, Aa, A          0.0           2.2

Baa                 0.1           0.2

Ba                  11.0          16.1

B                   51.8          47.8

Caa, Ca, C          6.6           6.9

Nonrated            2.9           8.1

TOTAL EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1996 AND APRIL 30, 1996 ACCOUNT FOR 2.9% AND 8.1% OF THE FUND'S INVESTMENTS, RESPECTIVELY.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF  OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Nonconvertible
bonds 68.3%
Convertible bonds,
preferred stock 14.8%
Common stock 7.2%
Short-term
investments 9.3%
Other 0.4%
FOREIGN
INVESTMENTS 7.1%
Nonconvertible
bonds 77.0%
Convertible bonds,
preferred stock 9.9%
Common stock 3.9%
Short-term
investments 6.7%
Other 2.5%
FOREIGN
INVESTMENTS 6.2%
Row: 1, Col: 1, Value: 2.4
Row: 1, Col: 2, Value: 9.300000000000001
Row: 1, Col: 3, Value: 7.2
Row: 1, Col: 4, Value: 14.8
Row: 1, Col: 5, Value: 36.6
Row: 1, Col: 6, Value: 30.0
Row: 1, Col: 1, Value: 2.8
Row: 1, Col: 2, Value: 6.7
Row: 1, Col: 3, Value: 4.6
Row: 1, Col: 4, Value: 9.9
Row: 1, Col: 5, Value: 40.0
Row: 1, Col: 6, Value: 36.0
*
**
INVESTMENTS OCTOBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 72.0%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 3.7%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.1%
Huntingdon International Holdings PLC
euro 7 1/2%, 9/25/06  - $ 2,600 $ 2,002
HEALTH - 1.0%
DRUGS & PHARMACEUTICALS - 0.4%
IVAX Corp. 6 1/2%, 11/15/01 (f)  -  6,690  6,046
MEDICAL FACILITIES MANAGEMENT - 0.6%
Beverly Enterprises, Inc. 5 1/2%, 8/1/18  B3  9,100  9,328
TOTAL HEALTH   15,374
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
Exide Corp. 2.90%, 12/15/05 (f)  B2  27,840  16,495
MEDIA & LEISURE - 1.1%
LEISURE DURABLES & TOYS - 0.2%
Sports and Recreation 4.25%, 11/1/00  B3  4,800  3,576
RESTAURANTS - 0.9%
Shoney's, Inc. liquid yield option notes
0%, 4/11/04  B2  32,280  14,042
TOTAL MEDIA & LEISURE   17,618
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Michaels Stores, Inc. 6.75%, 1/15/03 (i)  Ba3  1,790  1,300
SERVICES - 0.4%
Protection One Alarm Monitoring, Inc.
6 3/4%, 9/15/03  Caa  7,100  6,816
TOTAL CONVERTIBLE BONDS   59,605
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - 68.3%
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.9%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2 $ 1,810 $ 1,982
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  11,680  12,906
  14,888
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. 10 7/8%, 8/15/01  B2  1,340  1,427
TOTAL AEROSPACE & DEFENSE   16,315
BASIC INDUSTRIES - 5.7%
CHEMICALS & PLASTICS - 3.0%
Acetex Corp. yankee 9 3/4%, 10/1/03  B1  6,520  6,194
American Pacific Corp. 11%, 2/21/02 (f)  -  2,013  1,912
Foamex LP/Foamex Capital Corp.
11 7/8%, 10/1/04  B3  2,130  2,237
Freedom Chemical Co.
10 5/8%, 10/15/06 (f)  B3  2,170  2,194
Ivex Holdings Corp. 0%, 3/15/05 (d)  Caa  16,770  11,487
NL Industries, Inc. 11 3/4%, 10/15/03  B1  6,600  6,806
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  16,460  16,625
Trans Resources, Inc. 11 7/8%, 7/1/02 (f)  B2  1,350  1,377
  48,832
PACKAGING & CONTAINERS - 1.0%
Gaylord Container Corp.:
11 1/2%, 5/15/01  B3  7,485  7,953
 0%, 5/15/05 (d)  Caa  6,690  7,326
Owens-Illinois, Inc. 10 1/2%, 6/15/02  B2  610  639
  15,918
PAPER & FOREST PRODUCTS - 1.7%
Container Corp. of America gtd.:
9 3/4%, 4/1/03  B1  7,380  7,583
 11 1/4%, 5/1/04  B1  8,180  8,753
Doman Industries Ltd. yankee
8 3/4%, 3/15/04  Ba3  3,280  3,059
Repap New Brunswick, Inc. yankee :
9 7/8%, 7/15/00  B1  900  918
 10 5/8%, 4/15/05  B3  6,600  6,698
  27,011
TOTAL BASIC INDUSTRIES   91,761
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - 1.3%
BUILDING MATERIALS - 0.7%
Associated Materials, Inc. 11 1/2%, 8/15/03  B3 $ 4,400 $ 4,246
Building Materials Corp. of America 0%, 7/1/04 (d)  B1  9,370  7,777
  12,023
CONSTRUCTION - 0.5%
WCI Communities LP 17%, 7/24/98 (e)  -  8,000  8,000
REAL ESTATE - 0.1%
Littlefield Co. 10%, 9/30/97 (b)(e)  -  2,352  1,622
TOTAL CONSTRUCTION & REAL ESTATE   21,645
DURABLES - 3.2%
AUTOS, TIRES, & ACCESSORIES - 1.0%
Aftermarket Technology Corp. 12%, 8/1/04  B3  980  1,079
Collins & Aikman Products Co.
11 1/2%, 4/15/06  B3  7,080  7,381
Delco Remy International, Inc.
10 5/8%, 8/1/06 (f)  B2  7,410  7,595
Lear Corp. 9 1/2%, 7/15/06  B1  90  95
  16,150
CONSUMER ELECTRONICS - 0.2%
Tag Heuer International SA yankee
12%, 12/15/05  B3  2,600  2,951
HOME FURNISHINGS - 1.2%
Interlake Corp. 12 1/8%, 3/1/02  B3  14,470  14,904
Knoll, Inc. 10 7/8%, 3/15/06  B3  5,160  5,521
  20,425
TEXTILES & APPAREL - 0.8%
Hat Brands, Inc. (b):
Series B, 12 5/8%, 9/15/02  -  3,470  2,603
 Series D, 12 5/8%, 9/15/02  -  3,000  2,250
Synthetic 12 3/4%, 12/01/02  B3  7,430  8,024
  12,877
TOTAL DURABLES   52,403
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 2.9%
ENERGY SERVICES - 1.3%
Falcon Drilling, Inc.:
9 3/4%, 1/15/01  Ba3 $ 10,220 $ 10,527
 12 1/2%, 3/15/05  B3  8,900  9,968
  20,495
OIL & GAS - 1.6%
Clark R&M Holdings, Inc. 0%, 2/15/00  B1  21,500  15,372
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  1,740  1,788
Forcenergy, Inc. 9 1/2%, 11/1/06  B2  2,940  2,940
Mesa Operating Co. 0%, 7/1/06 (d)(f)  B2  9,080  6,015
  26,115
TOTAL ENERGY   46,610
FINANCE - 4.0%
CLOSED END INVESTMENT COMPANY - 0.7%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  10,680  11,668
CREDIT & OTHER FINANCE - 0.7%
Aames Financial Corp. 9 1/8%, 11/1/03  Ba3  2,260  2,294
HMC Acquisition Properties, Inc. 9%, 12/15/07  Ba3  5,460  5,296
Homeside, Inc. 11 1/4%, 5/15/03 (f)  Ba1  2,930  3,201
  10,791
INSURANCE - 0.1%
Reliance Financial Services:
9.273%, 11/1/00  BBB  1,040  1,040
 10.36%, 12/1/00  BBB  1,225  1,220
  2,260
SAVINGS & LOANS - 2.4%
First Nationwide Escrow Corp.
10 5/8%, 10/1/03 (f)  Ba3  13,710  14,464
First Nationwide Holdings, Inc.
12 1/4%, 5/15/01  Ba2  17,310  19,214
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B2  5,000  5,425
  39,103
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.1%
ECM Corp. extendible 14%, 6/1/02 (f)  - $ 748 $ 823
TOTAL FINANCE   64,645
HEALTH - 1.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Dade International, Inc.
11 1/8%, 5/1/06 (f)  B3  3,360  3,595
MEDICAL FACILITIES MANAGEMENT - 0.8%
Beverly Enterprises, Inc. 9%, 2/15/06  B1  13,150  12,854
TOTAL HEALTH   16,449
HOLDING COMPANIES - 0.2%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  3,780  3,836
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Goss Graphic System, Inc. 12%, 10/15/06  B2  6,390  6,406
International Knife & Saw, Inc.
11 3/8%, 11/15/06 (f)  B3  1,790  1,790
  8,196
POLLUTION CONTROL - 0.1%
Envirosource, Inc. 9 3/4%, 6/15/03  B3  1,590  1,491
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   9,687
MEDIA & LEISURE - 15.8%
BROADCASTING - 10.5%
Bell Cablemedia PLC yankee 0%, 9/15/05 (d)  B2  5,380  4,008
CS Wireless Systems, Inc. 0%, 3/1/06 unit (d)(f)  -  2,520  4,637
Diamond Cable Communications PLC yankee (d):
0%, 9/30/04   B3  6,630  5,138
 0%, 12/15/05   B3  21,005  13,758
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Granite Broadcasting Corp.:
10 3/8%, 5/15/05  B3 $ 8,850 $ 8,939
 9 3/8%, 12/1/05  B3  2,650  2,524
Intermedia Capital Partners IV LP/ Intermedia
Partners IV Capital Corp.
11 1/4%, 8/1/06 (f)  B2  4,580  4,580
International Cabletel, Inc. 0%, 2/1/06 (d)  B3  31,240  18,977
NWCG Holdings Corp. 0%, 6/15/99  Caa  31,330  25,534
Park Broadcasting, Inc. 11 3/4%, 5/15/04  B2  3,970  4,580
Paxson Communications Corp.
11 5/8%, 10/1/02  B3  3,640  3,736
Rogers Cablesystems yankee 10%, 3/15/05  Ba3  14,000  14,175
SCI Television, Inc. secured:
8 1/2%, 6/30/98 (g)  -  1,289  1,289
 11%, 6/30/05  B2  35,246  37,846
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  5,460  5,624
Telemundo Group, Inc. 7.0%, 2/15/06 (i)  B1  14,755  14,128
Videotron Holdings PLC yankee 0%, 8/15/05 (d)  B3  1,340  978
  170,451
ENTERTAINMENT - 0.6%
All American Communications, Inc.
10 7/8%, 10/15/01 (f)  B3  2,260  2,237
Alliance Gaming Corp. 12 7/8%, 6/30/03  B2  2,370  2,471
Cinemark USA, Inc. 9 5/8%, 8/1/08 (f)  B2  4,770  4,651
  9,359
LODGING & GAMING - 3.5%
Casino America, Inc. 12 1/2%, 8/1/03  B1  3,060  3,121
Grand Casinos, Inc. 10 1/8%, 12/1/03  Ba3  24,715  24,221
Griffin Gaming & Entertainment, Inc. secured
8.21%, 6/30/00 (g)  B3  11,473  10,752
HMH Properties, Inc. 9 1/2%, 5/15/05  B1  5,860  5,919
Harrah's Jazz Co. 14 1/4%, 11/15/01 (b)  Caa  18,300  10,248
Red Roof Inns, Inc. 9 5/8%, 12/15/03  B2  1,940  1,911
  56,172
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.5%
Hollinger International Publishing, Inc.
9 1/4%, 2/1/06  B1 $ 3,400 $ 3,264
K-III Communications Corp.
8 1/2%, 2/1/06  Ba3  3,650  3,481
Marvel Holdings, Inc. 0%, 4/15/98  Ca  4,400  1,826
  8,571
RESTAURANTS - 0.7%
Host Marriott Travel Plazas, Inc. 9 1/2%, 5/15/05  B1  11,010  11,120
TOTAL MEDIA & LEISURE   255,673
NONDURABLES - 4.0%
FOODS - 0.9%
Chiquita Brands International, Inc.
9 5/8%, 1/15/04  B1  8,230  8,332
Foodbrands of America, Inc.
10 3/4%, 5/15/06  B3  6,340  6,594
  14,926
HOUSEHOLD PRODUCTS - 3.1%
Revlon Worldwide Corp. secured 0%, 3/15/98  B3  56,361  49,598
TOTAL NONDURABLES   64,524
RETAIL & WHOLESALE - 6.6%
APPAREL STORES - 0.6%
Brown Group, Inc. 9 1/2%, 10/15/06 (f)  Ba2  9,650  9,674
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(f)  -  3,081  135
  9,809
GENERAL MERCHANDISE STORES - 2.4%
K Mart Corp.:
12 1/2%, 3/01/05  Ba3  8,950  9,845
 7.95%, 2/1/23  Ba3  8,910  6,816
Michaels Stores, Inc. 10 7/8%, 6/18/06  Ba1  900  783
Parisian, Inc. 9 7/8%, 7/15/03  Caa  20,687  20,687
  38,131
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 3.5%
Farm Fresh, Inc. 12 1/4%, 10/1/00  B3 $ 5,150 $ 4,221
Pathmark Stores, Inc.:
12 5/8%, 6/15/02  B3  5,000  5,188
 9 5/8%, 5/1/03  B2  9,450  9,237
 0%, 11/1/03 (d)  B3  38,166  26,144
Pueblo Xtra International, Inc. 9 1/2%, 8/1/03  B2  2,690  2,408
Star Markets, Inc. 13%, 11/1/04  B3  8,920  9,722
  56,920
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Hechinger Co. 6.95%, 10/15/03  Ba3  3,010  2,017
TOTAL RETAIL & WHOLESALE   106,877
SERVICES - 1.8%
PRINTING - 0.9%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  15,620  15,034
SERVICES - 0.9%
Borg Warner Security Corp. 9 1/8%, 5/1/03  B3  12,005  11,630
Iron Mountain, Inc. 10 1/8%, 10/1/06  B3  1,110  1,143
Outsourcing Solutions, Inc. 11%, 11/1/06 (f)  B3  1,790  1,790
  14,563
TOTAL SERVICES   29,597
TECHNOLOGY - 7.8%
COMMUNICATIONS EQUIPMENT - 3.6%
Echostar Communications Corp. 0%, 6/1/04 (d)  B2  57,978  45,948
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa  11,360  8,008
Hyperion Telecommunications, Inc.
0%, 4/15/03 (d)  -  8,000  4,480
  58,436
COMPUTER SERVICES & SOFTWARE - 0.5%
Interact Systems, Inc. 0%, 8/1/03 unit (d)(f)  -  11,830  7,985
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 2.9%
Bell & Howell Co. 0%, 3/1/05 (d)  B3 $ 9,730 $ 6,957
Unisys Corp.:
10 5/8%, 10/01/99  B1  3,950  4,034
 12%, 4/15/03  B1  23,340  23,924
 11 3/4%, 10/15/04  B1  11,790  11,967
  46,882
ELECTRONICS - 0.8%
Advanced Micro Devices, Inc. 11%, 8/1/03  Ba1  12,090  12,634
TOTAL TECHNOLOGY   125,937
TRANSPORTATION - 4.0%
AIR TRANSPORTATION - 4.0%
Continental Airlines, Inc. 10.22%, 7/1/00  B2  10,060  10,060
US Air, Inc. Series 1993-A1 Pass Through Trust
8 5/8%, 9/1/98  B1  6,445  6,348
US Air, Inc.:
10.35%, 1/1/98  B1  489  491
 9 5/8%, 2/1/01  B3  18,510  17,677
 10%, 7/1/03  B3  25,570  24,419
 9 5/8%, 9/1/03  B1  5,090  5,090
 10 3/8%, 3/1/13  B1  1,540  1,545
TOTAL TRANSPORTATION   65,630
UTILITIES - 8.4%
CELLULAR - 7.0%
Arch Communications Group, Inc. 0%, 3/15/08 (d) B3 38,640 21,348 Microcell Telecommunications, Inc.
0%, 6/1/06 unit (f)  B3  37,210  21,163
Millicom International Cellular SA
0%, 6/1/06 (d)(f)  B3  31,410  17,825
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  7,520  7,670
Paging Network, Inc.:
8.875%, 2/1/06  B2  5,690  5,349
 10 1/8%, 8/1/07  B2  3,090  3,059
 10%, 10/15/08 (f)  B2  14,100  13,977
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
CELLULAR - CONTINUED
Rogers Communications, Inc.
10 7/8%, 4/15/04  B2 $ 19,480 $ 20,064
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  3,120  2,902
  113,357
ELECTRIC UTILITY - 0.5%
El Paso Electric Co. 1st Mtg. 9.40%, 5/1/11  Ba3  7,710  8,095
TELEPHONE SERVICES - 0.9%
Call-Net Enterprises, Inc. yankee 0%, 12/1/04 (d)  B2  1,620  1,272
MFS Communications, Inc. 0%, 1/15/06 (d)  B1  19,710  13,896
  15,168
TOTAL UTILITIES   136,620
TOTAL NONCONVERTIBLE BONDS   1,108,209
TOTAL CORPORATE BONDS
(Cost $1,131,182)   1,167,814
COMMERCIAL MORTGAGE SECURITIES - 0.4%
Lehman Structured Securities Corp. Series 1996-1
Class E-2, 7.995%, 6/25/26  BB  2,430  2,273
Structured Asset Securities Corp. Series 1996-CFL:
Class F, 7 3/4%, 2/25/28 (f)  -  1,000  894
 Class G, 7 3/4%, 2/25/28 (f)  -  3,740  2,770
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $5,637)   5,937
COMMON STOCKS - 7.2%
 SHARES
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.2%
American Azide (warrants) (a)(e)  276  -
American Pacific Corp. (warrants) (a)(e)  164,285  41
Atlantis Group, Inc. (Trivest/Winston) (a)(e)  39,687  317
Trivest 1992 Special Fund LP   13.6 (h)  2,621
  2,979
COMMON STOCKS - CONTINUED
 MATURITY    AMOUNT
BASIC INDUSTRIES - CONTINUED
PACKAGING & CONTAINERS - 0.1%
Crown Packaging Holdings Ltd. (warrants) (a)  4,576 $ 43
Gaylord Container Corp. Class A  233,500  1,751
  1,794
TOTAL BASIC INDUSTRIES   4,773
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Nortek, Inc. (a)  94,300  1,378
DURABLES - 1.9%
AUTOS, TIRES, & ACCESSORIES - 1.8%
Freuhauf Trailer Corp. (warrants) (a)(e)  1,125,000  90
Lear Corp.  (a)  800,000  29,600
  29,690
HOME FURNISHINGS - 0.0%
Polyvision Corp. (a)  37,283  35
TEXTILES & APPAREL - 0.1%
Hat Brands, Inc. (warrants) (a)(e)  29,995  150
HM/Hat Brands Trust Class I unit (a)(e)  1.5 (h)  1,500
  1,650
TOTAL DURABLES   31,375
ENERGY - 0.2%
OIL & GAS - 0.2%
Mesa, Inc. (a)  638,000  2,951
FINANCE - 1.7%
INSURANCE - 1.6%
American Financial Group, Inc.   715,500  25,669
SAVINGS & LOANS - 0.1%
Greater New York Savings Bank   159,700  1,936
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (f)  5,400  540
TOTAL FINANCE   28,145
COMMON STOCKS - CONTINUED
 MATURITY    AMOUNT
HOLDING COMPANIES - 0.0%
SDW Holdings Corp., Series B (warrants) (a)  15,189 $ 197
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
POLLUTION CONTROL - 0.6%
Allied Waste Industries, Inc. (a)  1,004,400  9,102
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.1%
Chancellor Trust Class I unit (e)  74  1,495
LODGING & GAMING - 0.1%
Bally Gaming International, Inc. (warrants) (a)  225,000  506
Grand Casinos, Inc. (a)   87,600  1,304
Maritime Group Ltd. (warrants) (a)  25,920  -
  1,810
TOTAL MEDIA & LEISURE   3,305
NONDURABLES - 0.5%
BEVERAGES - 0.0%
Stroh Brewery Co. (warrants) (a)  9,400  34
HOUSEHOLD PRODUCTS - 0.5%
Revlon, Inc. Class A (a)  207,700  7,581
TOTAL NONDURABLES   7,615
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc.  (a)  562,103  96
Lamonts Apparel, Inc. (warrants) (a)  92,674  -
  96
GROCERY STORES - 0.0%
FF Holdings Corp. (a)(e)  455  -
TOTAL RETAIL & WHOLESALE   96
COMMON STOCKS - CONTINUED
 MATURITY    AMOUNT
TECHNOLOGY - 0.1%
COMMUNICATIONS EQUIPMENT - 0.0%
Hyperion Telecommunications, Inc. (warrants) (a)(f)  8,000 $ 360
ELECTRONIC INSTRUMENTS - 0.1%
Berg Electronics Corp. (a)(f)  69,321  1,950
TOTAL TECHNOLOGY   2,310
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. (warrants) (a)  30,960  -
UTILITIES - 1.6%
ELECTRIC UTILITY - 0.3%
El Paso Electric Co. (a)  890,613  4,676
TELEPHONE SERVICES - 1.3%
Call-Net Enterprises, Inc. (a)  313,400  3,395
MFS Communications, Inc.   200,000  10,025
Sprint Corp.   200,000  7,850
  21,270
TOTAL UTILITIES   25,946
TOTAL COMMON STOCKS
(Cost $105,897)   117,193
PREFERRED STOCKS - 11.1%
CONVERTIBLE PREFERRED STOCKS - 2.1%
ENERGY - 0.1%
OIL & GAS - 0.1%
Mesa, Inc. Series A, pay-in-kind 8%  354,910  2,041
MEDIA & LEISURE - 0.8%
BROADCASTING - 0.8%
Cablevision Systems Corp. depositary shares representing
1/10 pfd., Series I, $2.125  200,000  4,075
SFX Broadcasting, Inc. $3.25 (f)  100,000  5,575
TCI Pacific Communications, Inc. Class A $5.00  34,000  2,822
  12,472
PREFERRED STOCKS - CONTINUED
 MATURITY    AMOUNT
NONDURABLES - 0.5%
FOODS - 0.5%
Chiquita Brands International, Inc., Series B, $3.75 (non-vtg.)  150,900 $
7,960
RETAIL & WHOLESALE - 0.5%
GROCERY STORES - 0.5%
Supermarkets General Holdings Corp. exchangeable
pay-in-kind $3.52  324,488  8,923
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
Trans World Airlines, Inc. $4.00 (f)  100,800  3,024
TOTAL CONVERTIBLE PREFERRED STOCKS   34,420
NONCONVERTIBLE PREFERRED STOCKS - 9.0%
ENERGY - 0.8%
OIL & GAS - 0.8%
Gulf Canada Resources Ltd. (e)  53,931  169
Gulf Canada Resources Ltd., Series 1, adj. rate  4,071,900  13,416
  13,585
FINANCE - 0.2%
SAVINGS & LOANS - 0.2%
First Nationwide Bank 11 1/2%  33,100  3,773
HOLDING COMPANIES - 0.4%
SDW Holdings Corp. (a)(f)  151,890  5,468
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Ampex Corp. 8% (a)(e)  2,723  2,107
MEDIA & LEISURE - 6.8%
BROADCASTING - 5.7%
Cablevision Systems Corp.:
depositary shares representing 1/100 pfd.,
 Series M, pay-in-kind  322,799  29,455
 Series H, $11.75 exchangeable pay-in-kind  147,039  14,116
PanAmSat Corp. 12 3/4% pay-in-kind (a)  12,800  15,616
Time Warner, Inc., Series M, exchangeable pay-in-kind  30,523  32,317
  91,504
PREFERRED STOCKS - CONTINUED
 MATURITY    AMOUNT
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - CONTINUED
PUBLISHING - 1.1%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind (a)  97,702 $ 9,721
 Series D, $200 exchangeable  88,150  8,220
  17,941
TOTAL MEDIA & LEISURE   109,445
NONDURABLES - 0.7%
HOUSEHOLD PRODUCTS - 0.7%
Revlon Group, Inc., Series B, exchangeable 14 7/8% 113,039 11,022 TECHNOLOGY - 0.0%
COMPUTER SERVICES & SOFTWARE - 0.0%
ICG Holdings, Inc. exchangeable pay-in-kind  255  270
TOTAL NONCONVERTIBLE PREFERRED STOCKS   145,670
TOTAL PREFERRED STOCKS
(Cost $176,077)   180,090
CASH EQUIVALENTS - 9.3%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 151,495  151,472
TOTAL INVESTMENT IN SECURITIES -100%
(Cost $1,570,265)  $ 1,622,506
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION COST
SECURITY DATE (000S)
AMPEX Corp. 8% 2/16/95 $ 1,430
American Azide
 (warrants) 2/5/92 $ 0
American Pacific Corp.
 (warrants) 2/5/92 $ 41
Atlantis Group, Inc.
 (Trivest/Winston) 4/6/93 $ 46
Chancellor Trust unit
 Class 1 10/12/94 $ 1,495
FF Holdings Corp. 10/2/92 $ 18
Freuhauf Trailer  5/16/95 to
 Corp.  (warrants) 5/18/95 $ 1,335
Gulf Canada
 Resources Ltd. 10/15/93 $ 134
Hat Brands, Inc. 9/2/92 to
 (warrants) 2/23/94 $ 0
HM/Hat Brands
 Trust unit Class 1 2/22/94 $ 1,500
Littlefield Co.
 10%, 9/30/97 2/28/94 $ 2,352
WCI Communities LP
 17%, 7/24/98 7/24/95 $ 7,900
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $174,742,000 or 10.7% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Represents number of units held.
9. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB  0.1%
Ba 10.8% BB  10.9%
B 51.7% B  48.0%
Caa 6.5% CCC  4.7%
Ca, C 0.1% CC, C  0.0%
  D  0.6%
The percentage not rated by both S&P and Moody's amounted to 2.9%. FMR has determined that unrated debt securities that are lower quality account for 2.9% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $1,571,327,000. Net unrealized appre- ciation aggregated $51,179,000, of which $80,572,000 related to appreciated invest- ment securities and $29,393,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase              $ 1,622,506
agreements of $151,472) (cost $1,570,265) -
See accompanying schedule

Receivable for investments sold                                        27,012

Dividends receivable                                                   352

Interest receivable                                                    20,236

Redemption fees receivable                                             1

 TOTAL ASSETS                                                          1,670,107

LIABILITIES

Payable to custodian bank                                   $ 494

Payable for investments purchased                            27,024

Payable for fund shares redeemed                             712

Distributions payable                                        1,805

Accrued management fee                                       1,078

 TOTAL LIABILITIES                                                     31,113

NET ASSETS                                                            $ 1,638,994

Net Assets consist of:

Paid in capital                                                       $ 1,578,324

Undistributed net investment income                                    11,591

Accumulated undistributed net realized gain (loss) on                  (3,148)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                          52,227
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 131,357 shares outstanding                            $ 1,638,994

NET ASSET VALUE, offering price and redemption price per               $12.48
share ($1,638,994 (divided by) 131,357 shares)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                    $ 8,043
Dividends

Interest                                                              62,094

 TOTAL INCOME                                                         70,137

EXPENSES

Management fee                                             $ 5,874

Non-interested trustees' compensation                       3

 Total expenses before reductions                           5,877

 Expense reductions                                         (27)      5,850

NET INVESTMENT INCOME                                                 64,287

REALIZED AND UNREALIZED GAIN (LOSS)                                   1,699
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      22,217

 Assets and liabilities in foreign currencies               (19)      22,198

NET GAIN (LOSS)                                                       23,897

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 88,184
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS       YEAR ENDED
                                                          ENDED OCTOBER    APRIL 30,
                                                          31, 1996         1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 64,287         $ 92,265
Net investment income

 Net realized gain (loss)                                  1,699            43,949

 Change in net unrealized appreciation (depreciation)      22,198           13,732

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           88,184           149,946
FROM OPERATIONS

Distributions to shareholders                              (60,433)         (99,260)
From net investment income

 From net realized gain                                    (24,931)         (6,747)

 In excess of net realized gain                            (3,148)          (2,523)

 TOTAL DISTRIBUTIONS                                       (88,512)         (108,530)

Share transactions                                         381,467          685,155
Net proceeds from sales of shares

 Reinvestment of distributions                             73,561           87,469

 Cost of shares redeemed                                   (171,383)        (269,013)

 Redemption fees                                           365              688

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           284,010          504,299
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  283,682          545,715

NET ASSETS

 Beginning of period                                       1,355,312        809,597

 End of period (including undistributed net investment    $ 1,638,994      $ 1,355,312
income of $11,591 and $7,737, respectively)

OTHER INFORMATION
Shares

 Sold                                                      30,932           55,579

 Issued in reinvestment of distributions                   5,981            7,132

 Redeemed                                                  (13,922)         (21,882)

 Net increase (decrease)                                   22,991           40,829


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED APRIL 30,
      ENDED OCTOBER
      31, 1996

      (UNAUDITED)      1996                    1995   1994 C   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 12.510   $ 11.990   $ 11.880   $ 12.220   $ 11.900   $ 10.640
beginning of period

Income from Investment          .525       1.099      1.076      1.101      1.175      1.292
Operations
Net investment income

 Net realized and               .200       .723       .139       .357       .672       1.614
 unrealized gain
(loss)

 Total from investment          .725       1.822      1.215      1.458      1.847      2.906
 operations

Less Distributions              (.508)     (1.190)    (.927)     (.976)     (1.183)    (1.342)
From net investment
 income

 In excess of net               -          -          (.109)     (.078)     -          -
 investment income

 From net realized gain         (.220)     (.087)     (.080)     (.790)     (.370)     (.320)

 In excess of net               (.030)     (.033)     -          -          -          -
 realized gain

 Total distributions            (.758)     (1.310)    (1.116)    (1.844)    (1.553)    (1.662)

Redemption fees added           .003       .008       .011       .046       .026       .016
to paid in capital

Net asset value,               $ 12.480   $ 12.510   $ 11.990   $ 11.880   $ 12.220   $ 11.900
end of period

TOTAL RETURN B                  6.07%      16.06%     11.07%     12.70%     16.96%     29.76%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,639    $ 1,355    $ 810      $ 641      $ 601      $ 371
(in millions)

Ratio of expenses to            .80% A     .80%       .80%       .75%       .70%       .70%
average net assets

Ratio of expenses to            .80% A     .79%       .80%       .75%       .70%       .70%
average net assets                        D
after expense
reductions

Ratio of net investment         8.68% A    8.85%      8.41%      8.07%      9.57%      11.43%
income to average
net assets

Portfolio turnover rate         119% A     170%       172%       213%       136%       99%

Average commission             $ .0394
rate E


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, partnerships and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. REDEMPTION FEES. Shares held in the fund less than 270 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contract is included in the cost basis of the associated investment.
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $15,491,000 or 0.9% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $973,214,000 and $798,544,000, respectively, of which U.S. government and government agency obligations aggregated $5,637,000 and $33,331,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annualized rate of .80% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $9,000 for the period.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $18,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $27,000 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
Fidelity Management & Research
  Company, Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(Registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-4774
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

INVESTMENT GRADE BOND
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   21    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  25    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996         PAST 6   PAST 1   PAST 5   PAST 10
                                       MONTHS   YEAR     YEARS    YEARS

Investment Grade Bond                  4.86%    5.03%    47.29%   121.42%

Lehman Brothers Aggregate Bond Index   5.29%    5.85%    44.89%   127.74%

Corporate BBB-Rated Bond Funds         5.60%    5.54%    53.22%   128.59%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. To measure how the fund stacked up against its peers, you can compare it to the corporate BBB-rated bond funds average, which reflects the performance of 107 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996           PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

Investment Grade Bond                    5.03%    8.05%    8.27%

Lehman Brothers Aggregate Bond Index     5.85%    7.70%    8.58%

Corporate BBB-Rated Bond Funds Average   5.54%    8.86%    8.58%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961031 19961112 092944 S00000000000001
             Investment Grade Bond       LB Aggregate Bond
             00026                       LB001
  1986/10/31      10000.00                    10000.00
  1986/11/30      10143.80                    10139.90
  1986/12/31      10220.04                    10177.96
  1987/01/31      10364.94                    10321.44
  1987/02/28      10438.59                    10393.01
  1987/03/31      10360.19                    10346.16
  1987/04/30      10012.23                    10062.47
  1987/05/31       9933.64                    10023.10
  1987/06/30      10024.45                    10161.04
  1987/07/31      10026.25                    10153.24
  1987/08/31       9969.42                    10098.90
  1987/09/30       9719.47                     9883.85
  1987/10/31       9987.80                    10235.87
  1987/11/30      10107.43                    10317.86
  1987/12/31      10231.49                    10458.41
  1988/01/31      10625.93                    10826.04
  1988/02/29      10791.00                    10954.55
  1988/03/31      10651.49                    10851.74
  1988/04/30      10587.63                    10793.18
  1988/05/31      10509.70                    10720.63
  1988/06/30      10728.85                    10979.28
  1988/07/31      10695.67                    10921.69
  1988/08/31      10709.99                    10950.32
  1988/09/30      10932.55                    11198.23
  1988/10/31      11109.55                    11409.05
  1988/11/30      11010.05                    11270.46
  1988/12/31      11042.09                    11283.14
  1989/01/31      11157.67                    11445.49
  1989/02/28      11137.52                    11362.53
  1989/03/31      11204.46                    11411.65
  1989/04/30      11407.54                    11650.45
  1989/05/31      11648.02                    11956.60
  1989/06/30      12009.42                    12320.66
  1989/07/31      12288.05                    12582.56
  1989/08/31      12096.17                    12396.13
  1989/09/30      12132.75                    12459.58
  1989/10/31      12378.16                    12766.37
  1989/11/30      12465.89                    12888.05
  1989/12/31      12477.60                    12922.54
  1990/01/31      12309.11                    12768.98
  1990/02/28      12340.84                    12810.29
  1990/03/31      12340.48                    12819.73
  1990/04/30      12241.80                    12702.28
  1990/05/31      12574.68                    13078.37
  1990/06/30      12765.11                    13288.22
  1990/07/31      12955.18                    13472.04
  1990/08/31      12782.19                    13292.12
  1990/09/30      12857.03                    13402.09
  1990/10/31      12740.01                    13572.24
  1990/11/30      13014.46                    13864.40
  1990/12/31      13234.43                    14080.42
  1991/01/31      13370.94                    14254.48
  1991/02/28      13580.90                    14376.16
  1991/03/31      13755.72                    14475.06
  1991/04/30      13933.11                    14631.88
  1991/05/31      14031.73                    14717.44
  1991/06/30      14030.13                    14709.96
  1991/07/31      14216.58                    14913.95
  1991/08/31      14571.27                    15236.69
  1991/09/30      14884.19                    15545.43
  1991/10/31      15032.50                    15718.52
  1991/11/30      15178.80                    15862.64
  1991/12/31      15737.64                    16333.73
  1992/01/31      15540.61                    16111.53
  1992/02/29      15664.64                    16216.29
  1992/03/31      15637.72                    16124.87
  1992/04/30      15692.52                    16241.34
  1992/05/31      16016.28                    16547.81
  1992/06/30      16203.63                    16775.55
  1992/07/31      16686.94                    17117.81
  1992/08/31      16836.68                    17291.21
  1992/09/30      16985.71                    17496.18
  1992/10/31      16752.96                    17264.21
  1992/11/30      16768.45                    17268.11
  1992/12/31      17046.16                    17542.70
  1993/01/31      17445.54                    17879.10
  1993/02/28      17883.38                    18192.08
  1993/03/31      18048.82                    18267.89
  1993/04/30      18144.52                    18395.09
  1993/05/31      18240.82                    18418.52
  1993/06/30      18718.90                    18752.32
  1993/07/31      19007.21                    18858.38
  1993/08/31      19533.00                    19188.93
  1993/09/30      19589.10                    19241.63
  1993/10/31      19821.63                    19313.53
  1993/11/30      19654.11                    19149.23
  1993/12/31      19812.54                    19253.02
  1994/01/31      20122.27                    19512.96
  1994/02/28      19465.86                    19173.96
  1994/03/31      18895.45                    18701.24
  1994/04/30      18751.77                    18551.91
  1994/05/31      18784.94                    18549.31
  1994/06/30      18680.41                    18508.31
  1994/07/31      18974.53                    18875.95
  1994/08/31      19032.36                    18899.37
  1994/09/30      18872.88                    18621.21
  1994/10/31      18798.31                    18604.61
  1994/11/30      18855.83                    18563.30
  1994/12/31      18752.13                    18691.48
  1995/01/31      18969.79                    19061.39
  1995/02/28      19233.73                    19514.59
  1995/03/31      19345.38                    19634.32
  1995/04/30      19619.97                    19908.58
  1995/05/31      20319.36                    20678.99
  1995/06/30      20455.04                    20830.60
  1995/07/31      20396.12                    20784.07
  1995/08/31      20597.38                    21034.91
  1995/09/30      20795.42                    21239.55
  1995/10/31      21082.47                    21515.76
  1995/11/30      21368.16                    21838.18
  1995/12/31      21660.65                    22144.65
  1996/01/31      21808.36                    22291.70
  1996/02/29      21416.78                    21904.22
  1996/03/31      21269.07                    21751.96
  1996/04/30      21115.35                    21629.63
  1996/05/31      21083.34                    21585.71
  1996/06/30      21323.52                    21875.59
  1996/07/31      21382.73                    21935.45
  1996/08/31      21349.59                    21898.69
  1996/09/30      21682.84                    22280.31
  1996/10/31      22142.02                    22773.86
IMATRL PRASUN   SHR__CHT 19961031 19961112 092946 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Investment Grade Bond Fund on October 31, 1986. As the chart shows, by October 31, 1996, the value of the investment would have grown to $22,142 - a 121.42% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $22,774 - a 127.74% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX        YEARS ENDED APRIL 30,
      MONTHS
      ENDED
      OCTOBER
      31,

                        1996    1996    1995    1994     1993     1992

Dividend return         3.44%   6.77%   6.99%   6.92%    8.56%    9.12%

Capital appreciation    1.42%   0.85%   -2.36   -3.57%    7.07%    3.51%
 return                                 %

Total return            4.86%   7.62%   4.63%   3.35%    15.63%   12.63%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               3.89(cents)   23.51(cents)   47.00(cents)

Annualized dividend rate          6.46%         6.64%          6.58%

30-day annualized yield           5.93%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $7.09 over the past month, $7.02 over the past six months, and $7.14 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Michael Gray, Portfolio Manager of Fidelity Investment Grade Bond Fund
Q. MICHAEL, HOW HAS THE FUND PERFORMED?
A. For the six months that ended October 31, 1996, the fund returned 4.86%, compared to 5.60% for the corporate BBB-rated bond funds average tracked by Lipper Analytical Services and 5.29% for the Lehman Brothers Aggregate Bond Index. For the 12 months ending October 31, 1996, the fund had a total return of 5.03%, while the corporate BBB-rated bond funds average posted a 5.54% return, and the Lehman Brothers Aggregate Bond Index returned 5.85%.
Q. WHAT HAS THE INVESTING ENVIRONMENT BEEN LIKE OVER THE PAST SIX MONTHS?
A. It has been favorable, with moderate growth and low inflation. The stock market was strong, and investors were heartened by news leading up to November's election that indicated the status quo would be maintained. While investors anticipated hikes in short-term interest rates by the Federal Reserve Board in late summer and early fall, they reacted positively to evidence that the economy was slowing, and to the fact that the Fed chose to take no action through the end of the period.
Q. WHY DID THE FUND SLIGHTLY TRAIL THE AVERAGE?
A. Many similar funds had longer durations - or more interest rate sensitivity - than the fund, on average about one and a half years longer. That means many other funds were more sensitive to interest rate changes. When interest rates fall, bonds and bond funds with longer durations increase in value more than their shorter duration counterparts. Similarly, when interest rates rise, longer duration bonds and bond funds drop in value more than shorter bonds or funds. Interest rates fell during the period, so many other funds with longer durations posted better total returns than the fund.
Q. WHAT STRUCTURAL CHANGES HAVE YOU MADE IN THE FUND OVER THE PAST SIX
MONTHS?
A. I've increased the fund's investments in those bonds that can offer a yield advantage over Treasuries. The fund's holdings in agency issues increased from 4.9% to 6.7%, agency mortgage-backed securities from 18.6% to 20.5% and corporate bonds from 18.5% to 23.4%. I made the moves to enhance the yield of the portfolio. When I added to those positions, I sold some of the fund's investments in Treasuries.
Q. WHAT MADE THE CORPORATE BONDS MORE ATTRACTIVE?
A. The fundamental outlook for corporations was favorable. That is, business prospects appeared to improve. A good indicator of a favorable corporate environment has been a strong stock market. This strength showed that corporations were doing well and that investors were comfortable with prospects as they drove up stock prices. Part of that optimism was a function of the economic environment, which has been fairly positive. The economy looked like it was growing, while inflation remained under control. Moderate growth with low inflation is a good recipe for corporations to improve their profitability. In addition, there was limited supply of new corporate issues, along with fairly strong demand. Many investors were looking for added yield, and there wasn't much to buy in the way of corporate bonds. This backdrop helped corporate bonds post price gains on a relative basis.
Q. WHAT KINDS OF MORTGAGE-BACKED SECURITIES DID YOU FAVOR?
A. When rates rose earlier in the period, I bought mortgage-backed securities that were selling at a discount. In general, I sought securities that I found to be less susceptible to changes in interest rates in the mortgage-backed sector. Mortgage-backed securities tend not to perform well if rates go up or down sharply, so I looked for those whose structure would make them less sensitive to interest rate changes. Those securities tended to be 15-year and 30-year mortgages selling at a discount.
Q. YOU MENTIONED THAT YOU ADDED TO THE AGENCY POSITION. WAS THERE AN AREA THAT YOU FOCUSED ON?
A. Nothing in particular stood head and shoulders above the rest. There was not a lot of availability in this sector. I pursued opportunistic buying when I found agency issues that were selling cheaply.
Q. WERE THERE OTHER TYPES OF BONDS THAT WERE ATTRACTIVE TO YOU?
A. I was attracted to yankee bonds. These are dollar-denominated bonds issued in the U.S. by foreign banks, governments and corporations. They tend to trade more cheaply than other bonds with similar credit ratings, and often don't drop in price as quickly as other corporate bonds when bad news affects the issuer.
Q. WHAT'S YOUR OUTLOOK?
A. I believe we'll continue to see a generally positive environment for the sectors that can offer a yield advantage over Treasuries. At the same time, these sectors' relatively better performance versus Treasuries can't go on forever, so there is a need to be cautious. In the near future, I see the favorable backdrop continuing, but I'm going to look for signs of change so that I'll have the opportunity to restructure before things get bad in case the environment becomes less positive.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income,
by investing mainly in
investment-grade debt
securities
FUND NUMBER: 026
TRADING SYMBOL: FBNDX
START DATE: August 6, 1971
SIZE: as of October 31, 1996,
more than $1.4 billion
MANAGER: Michael Gray,
since 1987; manager, Spartan
Investment Grade Bond
Fund, since 1992; VIP II:
Investment Grade Bond
Portfolio, since 1995;
sub-manager, Fidelity Asset
Manager, Fidelity Asset
Manager: Growth, Fidelity
Asset Manager: Income,
Fidelity Canada Asset
Manager, VIP II: Asset
Manager and VIP II: Asset
Manager: Growth, since
1995; joined Fidelity in 1982
(checkmark)
MICHAEL GRAY ON MANAGING
THROUGH THE UPS AND DOWNS OF
THE MARKET:
"Even though the market has
seen some volatility over the
past year, the fund performed
in line with the overall market
as represented by the fund's
index. The fund suffered
along with the market when
rates rose and prices fell earlier
in 1996, then rebounded
during the market's rally. It
wasn't hurt by being too
aggressively structured - or
too interest rate sensitive -
just before the market dip,
and it benefited from the
rally because it did not
become more defensive when
things looked the worst.
"It can be very easy to
become too aggressive when
the investing environment
looks positive, and it can be
difficult to avoid becoming
defensive when things look
bad. It takes discipline to hold
on to an investment and ride
out short-term difficulties even
if you're convinced it can add
value in the end. I don't
make interest rate bets.
Instead, I seek to match the
duration - or interest rate
sensitivity - of the market as
represented by the fund's
benchmark index. The fund has
benefited from this
management style that seeks to
stay the course regardless of
the sentiment of the day, and
as such, has been able to
maintain consistent returns."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1996
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS    6 MONTHS AGO

 Aaa                 71.6           73.1

 Aa                  2.4            2.9

 A                   9.4            7.5

 Baa                 12.1           10.0

 Ba                  1.9            1.1

 B                   0.0            0.0

 Not rated           0.0            0.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" BY MOODY'S WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    8.3    7.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    4.7    4.5

DURATION SHOWS HOW MUCH A BOND'S PRICE FLUCTUATES WITH CHANGES IN
COMPARABLE INTEREST RATES. IF RATES RISE 1% FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
27.3.3
Corporate bonds 23.4%
U.S. government
and agency
obligations 67.4%
Foreign government
obligations 4.0%
Stocks 0.0%
Short-term
investments 2.6%
Other 2.6%
Corporate bonds 18.5%
U.S. government
and agency
obligations 69.8%
Foreign government
obligations 4.2%
Stocks 0.4%
Short-term
investments 5.5%
Other 1.6%
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 2.6
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 67.40000000000001
Row: 1, Col: 6, Value: 23.4
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 5.5
Row: 1, Col: 3, Value: 1.0
Row: 1, Col: 4, Value: 4.2
Row: 1, Col: 5, Value: 69.8
Row: 1, Col: 6, Value: 18.5
FOREIGN
INVESTMENTS 7.0%
**
*
FOREIGN
INVESTMENTS 7.2%
INVESTMENTS OCTOBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 23.4%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
AEROSPACE & DEFENSE - 0.5%
Lockheed Martin Corp.:
7.70%, 6/15/08  A3 $ 3,500 $ 3,680
 7 3/4%, 5/1/26  A3  3,000  3,121
   6,801
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.3%
Praxair, Inc. 6.90%, 11/1/06  A3  4,000  3,972
DURABLES - 1.1%
CONSUMER ELECTRONICS - 0.4%
Black & Decker Corp. 7 1/2%, 4/1/03  Baa3  5,000  5,166
TEXTILES & APPAREL - 0.7%
Levi Strauss & Co. 7%, 11/1/06  Baa2  10,000  9,960
TOTAL DURABLES   15,126
ENERGY - 1.3%
ENERGY SERVICES - 0.9%
Petroliam Nasional BHD yankee (d):
6 7/8%, 7/1/03  A1  5,280  5,309
 7 1/8%, 10/18/06  A+  7,000  7,095
  12,404
OIL & GAS - 0.4%
Texas Eastern Transmission Corp.:
10 3/8%, 11/15/00   Baa1  3,000  3,386
 10%, 8/15/01  Baa1  2,350  2,638
  6,024
TOTAL ENERGY   18,428
FINANCE - 11.1%
ASSET-BACKED SECURITIES - 1.3%
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  4,089  4,090
Green Tree Financial Corp. 6.10%, 4/15/27  Aaa  7,301  7,289
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  572  571
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Premier Auto Trust:
8.05%, 4/4/00  Aaa $ 2,990 $ 3,079
 6%, 5/6/00   Aaa  3,450  3,452
Standard Credit Card Master Trust I
7.65%, 2/15/00  A2  430  437
  18,918
BANKS - 6.0%
ABN Amro Bank NV (Chicago)
6 5/8%, 10/31/01  Aa3  7,000  7,038
Banponce Corp.:
5 3/4%, 3/1/99  A3  2,520  2,485
 6.378%, 4/8/99  A3  2,880  2,873
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  4,000  4,257
Citicorp 9%, 4/15/99  A2  2,000  2,119
Corporacion Andina de Fomento yankee
7.10%, 2/1/03  Baa2  3,000  2,996
Crestar Financial Corp. 8 3/4%, 11/15/04  Baa1  4,750  5,240
Den Danske Bank Group AS yankee
7 1/4%, 6/15/05 (d)  A2  1,900  1,922
First Maryland Bancorp 8 3/8%, 5/15/02  Baa1  3,000  3,204
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa1  1,650  1,607
First USA Bank Wilmington, DE
5 3/4%, 1/15/99  Baa3  4,000  3,949
Kansallis-Osake-Pankki (NY Branch)
10%, 5/1/02  A3  1,780  2,040
KeyCorp 7 1/2%, 6/15/06  A2  7,500  7,745
Korea Development Bank yankee
6 1/2%, 11/15/02  A1  6,000  5,952
Merita Bank Ltd. yankee 6 1/2%, 1/15/06  A3  2,000  1,916
Midland American Capital Corp. gtd.
12 3/4%, 11/15/03  A1  920  1,032
Midland Bank PLC yankee 7 5/8%, 6/15/06  A1  4,500  4,680
Provident Bank 6 3/8%, 1/15/04  Baa2  3,100  2,989
Signet Bank 7.80%, 9/15/06  Baa1  4,000  4,169
Summit Bancorp. 8 5/8%, 12/10/02  BBB-  5,500  6,007
Union Planters Corp. 6 3/4%, 11/1/05  Baa3  3,000  2,919
Union Planters National Bank (Tenn.)
6.81%, 8/20/01  A3  4,000  4,040
Zions Bancorp. 8 5/8%, 10/15/02  BBB-  5,000  5,452
  86,631
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 3.4%
Fleet Mortgage Group 6 1/2%, 9/15/99  A2 $ 250 $ 251
Ford Motor Credit Co.:
5.73%, 2/23/00  A1  4,000  3,923
 6.05%, 12/27/00  A1  5,000  4,915
 8 3/8%, 1/15/23  A1  2,000  2,076
General Electric Capital Corp.
6.94%, 4/13/09 (c)  Aaa  7,250  7,373
General Motors Acceptance Corp.
7 7/8%, 2/23/98  A3  9,000  9,222
Household Finance Corp. 7.80%, 11/1/96  A2  4,000  4,000
Secured Finance, Inc. gtd. secured
9.05%, 12/15/04  Aaa  4,000  4,559
Tenneco Credit Corp.:
10.05%, 8/17/98  Baa2  3,000  3,195
 9 5/8%, 8/15/01  Baa2  8,000  8,986
Union Acceptance Corp. 7.075%, 7/10/02  Baa2  987  988
  49,488
INSURANCE - 0.1%
Metropolitan Life Insurance Co.
6.30%, 11/1/03 (d)  A1  500  485
Nationwide Mutual Insurance Co.
6 1/2%, 2/15/04 (d)  A1  1,500  1,465
  1,950
SAVINGS & LOANS - 0.3%
Ahmanson (H.F.) & Co. 7 7/8%, 9/1/04  Baa2  2,600  2,721
Great Western Bank FSB 10 1/4%, 6/15/20  A3  800  869
  3,590
TOTAL FINANCE   160,577
HEALTH - 0.5%
MEDICAL FACILITIES MANAGEMENT - 0.5%
Columbia/HCA Healthcare Corp.:
6 1/2%, 3/15/99  A2  4,500  4,533
 6 7/8%, 7/15/01  A3  3,000  3,048
   7,581
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Caterpillar, Inc. 8%, 2/15/23  A2 $ 500 $ 535
POLLUTION CONTROL - 0.6%
WMX Technologies, Inc. 6 1/4%, 4/1/99  A1  8,100  8,115
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,650
MEDIA & LEISURE - 2.9%
BROADCASTING - 0.7%
Time Warner, Inc.:
7.45%, 2/1/98  Ba1  500  508
 7.95%, 2/1/00  Ba1  6,500  6,730
 9 1/8%, 1/15/13  Ba1  2,000  2,179
  9,417
LEISURE DURABLES & TOYS - 0.3%
Mattel, Inc. 6 7/8%, 8/1/97  A3  5,000  5,018
LODGING & GAMING - 0.6%
Circus Circus Enterprises, Inc. 6.45%, 2/1/06  Baa2  3,000  2,848
Mirage Resorts, Inc. 7 1/4%, 10/15/06  Baa2  6,000  6,066
  8,914
PUBLISHING - 1.2%
News American Holdings, Inc.:
gtd. 9 1/8%, 10/15/99  Baa3  4,000  4,290
 8 5/8%, 2/1/03  Baa3  3,240  3,507
Time Warner Entertainment Co. LP
9 5/8%, 5/1/02  Baa3  8,000  8,977
  16,774
RESTAURANTS - 0.1%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  2,070  1,925
TOTAL MEDIA & LEISURE   42,048
NONDURABLES - 0.4%
FOODS - 0.4%
Nabisco, Inc. 8%, 1/15/00  Baa2  2,100  2,192
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04  Ba1  3,000  3,290
   5,482
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
PRECIOUS METALS - 0.1%
Teck Corp. 8.70%, 5/1/02  Baa2 $ 1,500 $ 1,602
RETAIL & WHOLESALE - 0.7%
GENERAL MERCHANDISE STORES - 0.2%
Dayton Hudson Corp. 6.40%, 2/15/03  Baa1  1,500  1,468
J. C. Penney, Inc. 6.90%, 8/15/26  A1  1,000  1,012
  2,480
GROCERY STORES - 0.5%
American Stores Co. 7.20%, 6/9/03  Baa3  5,000  5,058
Kroger Co. 8.15%, 7/15/06  Ba1  2,500  2,599
  7,657
TOTAL RETAIL & WHOLESALE   10,137
TECHNOLOGY - 1.4%
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Comdisco, Inc.:
7 3/4%, 1/29/97  Baa2  2,000  2,010
 9 1/4%, 7/6/00  Baa2  2,000  2,180
 5 3/4%, 2/15/01  Baa1  16,000  15,534
   19,724
TRANSPORTATION - 0.8%
AIR TRANSPORTATION - 0.8%
Delta Air Lines, Inc. (Del.) 9 7/8%, 5/15/00  Baa3  2,000  2,188
United Air Lines, Inc.:
Series A, 10.67%, 5/1/04  Baa3  3,000  3,558
 equipment trust certificates 9.76%, 5/13/06  Baa1  2,000  2,250
United Airlines Pass Through Trust
7.27%, 1/30/13  Baa1  4,090  3,960
   11,956
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
UTILITIES - 1.7%
CELLULAR - 0.9%
360 Degrees Communications Co.:
7 1/8%, 3/1/03  Ba2 $ 11,000 $ 10,902
 7 1/2%, 3/1/06  Ba2  1,800  1,784
  12,686
ELECTRIC UTILITY - 0.3%
British Columbia Hydro & Power Authority yankee:
15 1/2%, 11/15/11  Aa2  1,000  1,073
 12 1/2%, 1/15/14  Aa2  2,620  3,055
  4,128
GAS - 0.3%
Transco Energy Co. 9 3/8%, 8/15/01  Baa2  2,000  2,220
Williams Holdings Delaware, Inc.
6 1/4%, 2/1/06  Baa2  2,850  2,688
  4,908
TELEPHONE SERVICES - 0.2%
MCI Communications Corp. 7 1/8%, 6/15/27  A2  3,000  3,126
TOTAL UTILITIES   24,848
TOTAL NONCONVERTIBLE BONDS
(Cost $330,723)   336,932
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 46.9%
U.S. TREASURY OBLIGATIONS - 40.2%
8 3/4%, 10/15/97  Aaa  38,900  40,055
6 1/8%, 3/31/98  Aaa  166,590  167,658
9 1/4%, 8/15/98  Aaa  22,334  23,650
8 7/8%, 11/15/98  Aaa  24,652  26,100
9 1/8%, 5/15/99  Aaa  4,800  5,165
7 3/4%, 12/31/99  Aaa  7,070  7,431
6 7/8%, 3/31/00  Aaa  3,985  4,094
7 7/8%, 8/15/00  Aaa  14,720  15,794
11 7/8%, 11/15/03  Aaa  49,200  64,721
12 3/8%, 5/15/04  Aaa  21,660  29,471
11 5/8%, 11/15/04  Aaa  1,164  1,549
11 3/4%, 2/15/10 (callable)  Aaa  500  669
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
U.S. TREASURY OBLIGATIONS - CONTINUED
12 3/4%, 11/15/10 (callable)  Aaa $ 12,000 $ 17,122
12%, 8/15/13 (callable)  Aaa  1,600  2,304
9 7/8%, 11/15/15  Aaa  12,500  16,748
9%, 11/15/18  Aaa  102,570  129,045
8 7/8%, 2/15/19  Aaa  2,000  2,488
8 1/8%, 8/15/19  Aaa  2,010  2,329
6%, 2/15/26  Aaa  12,500  11,402
6 3/4%, 8/15/26  Aaa  12,000  12,142
  579,937
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.7%
Federal Home Loan Bank:
7.18%, 4/21/04  Aaa  6,250  6,507
 7.36%, 7/1/04  Aaa  6,000  6,292
 7.46%, 9/9/04  Aaa  1,500  1,583
 7.87%, 10/20/04  Aaa  7,000  7,550
 7.59%, 3/10/05  Aaa  4,500  4,788
Federal Home Loan Mortgage Corporation:
8%, 1/26/05  Aaa  6,570  7,143
 8.065%, 1/27/05  Aaa  2,000  2,178
 6.80%, 8/22/05  Aaa  3,350  3,383
Federal National Mortgage Association:
9.20%, 9/11/00  Aaa  4,915  5,420
 6 5/8%, 4/18/01  Aaa  1,785  1,813
 7.05%, 11/12/02  Aaa  3,315  3,425
 7.65%, 3/10/05  Aaa  3,880  4,144
 7.35%, 3/28/05  Aaa  3,860  4,044
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank):
 Series 1994-A, 7.39%, 6/26/06  Aaa  5,424  5,626
  Series 1994-C, 6.61%, 9/15/99  Aaa  511  516
Private Export Funding Corp. secured
6.24%, 5/15/02  Aaa  1,510  1,501
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 8%, 11/15/01  Aaa  900  966
  6 1/4%, 8/15/02  Aaa  4,338  4,314
  6 5/8%, 8/15/03  Aaa  9,530  9,667
  5 5/8%, 9/15/03  Aaa  8,820  8,441
  5.89%, 8/15/05  Aaa  4,750  4,523
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Housing & Urban Development
8.24%, 8/1/04 participation certificate  Aaa $ 2,800 $ 3,085
  96,909
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $668,674)   676,846
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 20.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.2%
7%, 5/1/01 to 7/1/01  Aaa  3,078  3,112
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.3%
5 1/2%, 2/1/11 to 3/1/11  Aaa  25,426  24,016
6%, 5/1/01 to 5/1/26  Aaa  33,499  32,243
6 1/2%, 5/1/03 to 2/1/26  Aaa  43,909  42,381
7%, 7/1/25 to 5/1/26  Aaa  21,975  21,551
7 1/2%, 10/1/26  Aaa  15,840  15,870
7 1/2%, 11/1/26 (f)  Aaa  5,500  5,513
8%, 10/1/23 to 9/1/26  Aaa  25,015  25,550
9 1/2%, 1/1/17 to 2/1/25  Aaa  8,821  9,516
12 1/2%, 7/1/11 to 7/1/15  Aaa  515  600
  177,240
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.0%
6%, 10/15/08 to 4/15/26  Aaa  39,125  38,058
7 1/2%, 7/15/25 to 5/15/26  Aaa  4,989  5,006
8%, 9/15/24 to 10/15/26  Aaa  29,877  30,552
9%, 4/15/16 to 11/15/25  Aaa  30,054  31,873
9%, 11/15/26 (f)  Aaa  4,000  4,230
10%, 11/15/09 to 9/15/25  Aaa  5,041  5,530
  115,249
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $293,553)   295,601
COMMERCIAL MORTGAGE SECURITIES - 2.6%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
CS First Boston Mortgage Securities Corp.
Series 1995-AEWI Class A1,
6.665%, 11/25/27  Aaa $ 1,786 $ 1,783
Equitable Life Assurance Society of the
United States:
 Series 1996-1 (d):
  Class C1, 7.52%, 5/15/06   A2  3,500  3,579
   7.33%, 5/15/06   Aa2  3,400  3,471
  sequential pay Series 174 Class A1,
  7.24%, 5/15/06  Aaa  6,000  6,127
Oregon Commercial Mortgage Series 1995-1
Class A, 7.15%, 6/25/26 (d)  Aaa  2,380  2,394
Resolution Trust Corp.:
Series 1995-C1 Class A-4A,
 6 1/4%, 2/25/27  Aaa  1,203  1,201
 Series 1995-C2 Class A-1A,
 6 1/4%, 5/25/27  Aaa  2,517  2,506
Structured Asset Securities Corp.:
Series 1993-C1 Class A-1, 6.60%, 10/25/24  AA+  425  425
 Series 1995-C4 Class A-1A, 6.90%, 6/25/26  Aaa  3,043  3,043
 Series 1996 Class A-1A, 5.711%, 2/25/28  Aaa  359  358
 Series 1996 Class A-2A, 7 3/4%, 2/25/28  Aaa  8,173  8,292
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (d)  Aaa  4,000  3,960
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $36,759)   37,139
FOREIGN GOVERNMENT OBLIGATIONS (E) - 4.0%
Irish Republic yankee 7 7/8%, 12/1/01  Aa2  2,000  2,123
Manitoba Province yankee 6 7/8%, 9/15/02  A1  3,000  3,053
Mexico Value recovery (rights) (a)  -  1  -
Newfoundland Province yankee:
9 7/8%, 6/1/20  Baa1  5,500  6,906
 10%, 12/1/20  Baa1  3,000  3,794
 8.65%, 10/22/22  Baa1  8,200  9,303
Ontario Province yankee:
7 3/4%, 6/4/02  Aa3  3,000  3,180
 7 3/8%, 1/27/03  Aa3  8,000  8,333
 17%, 11/5/11  Aa3  2,860  3,050
 15 1/4%, 8/31/12  Aa3  3,000  3,391
Quebec Province yankee 7.22%, 7/22/36 (c)  A2  14,000  14,629
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $57,060)   57,762
CASH EQUIVALENTS - 2.6%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements,
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96   $ 37,763 $ 37,757
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,424,526)  $ 1,442,037
LEGEND
1. Non-income producing
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,807,000 or 2.5% of net assets.
5. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
6. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 81.7% AAA, AA, A 79.5%
Baa 11.3% BBB  15.1%
Ba 1.9% BB  1.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
INCOME TAX INFORMATION
At October 31, 1996 the aggregate cost of investment securities for income tax purposes was $1,424,888,000. Net unrealized appreciation aggregated $17,149,000, of which $26,630,000 related to appreciated investment securities and $9,481,000 related to depreciated investment securities.
At April 30, 1996, the fund had a capital loss carryforward of approximately $14,238,000 all of which will expire on April 30, 2004. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

(EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase               $ 1,442,037
agreements of $37,757) (cost $1,424,526) -
See accompanying schedule

Cash                                                                    1,651

Receivable for investments sold                                         22,450

Interest receivable                                                     23,415

 TOTAL ASSETS                                                           1,489,553

LIABILITIES

Payable for investments purchased                           $ 21,764
Regular delivery

 Delayed delivery                                            9,707

Distributions payable                                        861

Accrued management fee                                       530

Other payables and accrued expenses                          438

 TOTAL LIABILITIES                                                      33,300

NET ASSETS                                                             $ 1,456,253

Net Assets consist of:

Paid in capital                                                        $ 1,470,371

Distributions in excess of net investment income                        (4,896)

Accumulated undistributed net realized gain (loss) on                   (26,783)
investments

Net unrealized appreciation (depreciation) on                           17,561
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 203,854 shares outstanding                             $ 1,456,253

NET ASSET VALUE, offering price and redemption price                    $7.14
per share ($1,456,253 (divided by) 203,854 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                    $ 27
Dividends

Interest                                                              51,476

 TOTAL INCOME                                                         51,503

EXPENSES

Management fee                                             $ 3,078

Transfer agent fees                                         1,822

Accounting fees and expenses                                195

Non-interested trustees' compensation                       3

Custodian fees and expenses                                 62

Registration fees                                           36

Audit                                                       28

Legal                                                       10

Miscellaneous                                               3

 Total expenses before reductions                           5,237

 Expense reductions                                         (46)      5,191

NET INVESTMENT INCOME                                                 46,312

REALIZED AND UNREALIZED GAIN (LOSS)                                   (11,155)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on               31,964
investment securities

NET GAIN (LOSS)                                                       20,809

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 67,121
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS       YEAR ENDED
                                                         ENDED OCTOBER    APRIL 30,
                                                         31, 1996         1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 46,312         $ 80,114
Net investment income

 Net realized gain (loss)                                 (11,155)         19,264

 Change in net unrealized appreciation (depreciation)     31,964           (17,840)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          67,121           81,538
FROM OPERATIONS

Distributions to shareholders                             (46,356)         (79,551)
From net investment income

 In excess of net realized gain                           -                (4,766)

 TOTAL DISTRIBUTIONS                                      (46,356)         (84,317)

Share transactions                                        339,394          688,158
Net proceeds from sales of shares

 Reinvestment of distributions                            40,881           72,425

 Cost of shares redeemed                                  (302,436)        (487,256)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          77,839           273,327
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 98,604           270,548

NET ASSETS

 Beginning of period                                      1,357,649        1,087,101

 End of period (including distributions in excess of     $ 1,456,253      $ 1,357,649
net investment income of $4,896 and $4,852,
respectively)

OTHER INFORMATION
Shares

 Sold                                                     48,334           95,192

 Issued in reinvestment of distributions                  5,818            10,028

 Redeemed                                                 (43,053)         (67,570)

 Net increase (decrease)                                  11,099           37,650


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED APRIL 30,
      ENDED OCTOBER
      31, 1996

      (UNAUDITED)      1996                    1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 7.040    $ 7.010   $ 7.300   $ 7.570   $ 7.070   $ 6.830
beginning of period

Income from                     .236       .484      .464      .522      .570      .591
Investment
Operations
Net investment
income

 Net realized and               .099       .047      (.147)    (.254)    .499      .244
 unrealized gain
 (loss)

 Total from                     .335       .531      .317      .268      1.069     .835
investment
operations

Less Distributions              (.235)     (.471)    (.487)    (.525)    (.569)    (.595)
From net investment
 income

 In excess of net               -          -         -         (.013)    -         -
 investment
income

 From net                       -          -         (.120)    -         -         -
 realized gain

 In excess of net               -          (.030)    -         -         -         -
 realized gain

 Total distributions            (.235)     (.501)    (.607)    (.538)    (.569)    (.595)

Net asset value,               $ 7.140    $ 7.040   $ 7.010   $ 7.300   $ 7.570   $ 7.070
end of period

TOTAL RETURN B, C               4.86%      7.62%     4.63%     3.35%     15.63%    12.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 1,456    $ 1,358   $ 1,087   $ 943     $ 1,018   $ 943
period (in millions)

Ratio of expenses to            .75% A     .77%      .75%      .74%      .68%      .70%
average net assets

Ratio of expenses to            .74% A     .76%      .75%      .74%      .68%      .70%
average net assets             , E        E
after expense
reductions

Ratio of net                    6.64% A    6.58%     7.00%     6.94%     7.74%     8.29%
investment income
to average net
assets

Portfolio turnover rate         99% A      134%      90%       61%       74%       77%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE MAY 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, market discount and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $729,183,000 and $671,744,000, respectively, of which U.S. government and government agency obligations aggregated $517,976,000 and $536,708,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is
 .30%. For the period, the management fee was equivalent to an annualized rate of .44% of average net asset.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .26% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $46,000 under these arrangements. MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Michael Gray, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE